JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 29.5%
Aerospace & Defense — 0.5%
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,112
2.20%, 2/4/2026	95,000	88,405
3.10%, 5/1/2026	35,000	32,971
2.70%, 2/1/2027	65,000	59,688
5.93%, 5/1/2060	40,000	38,989
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	330,000	304,347
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	230,000	203,545
Howmet Aerospace, Inc.
5.13%, 10/1/2024	122,000	121,057
5.95%, 2/1/2037	184,000	184,067
Lockheed Martin Corp.
4.50%, 5/15/2036	125,000	121,816
4.70%, 5/15/2046	100,000	96,115
Precision Castparts Corp. 4.38%, 6/15/2045	154,000	137,500
Raytheon Technologies Corp.
4.13%, 11/16/2028	1,735,000	1,678,507
1.90%, 9/1/2031	450,000	361,405
2.38%, 3/15/2032	95,000	78,583
5.15%, 2/27/2033	165,000	167,806
4.50%, 6/1/2042	100,000	91,316
3.03%, 3/15/2052	350,000	241,593
5.38%, 2/27/2053	144,000	145,735
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	33,000	32,588
9.38%, 11/30/2029 (a)	253,000	269,475
TransDigm, Inc. 6.25%, 3/15/2026 (a)	355,000	352,570
Triumph Group, Inc. 7.75%, 8/15/2025	16,000	15,317
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	20,000	1,800
		4,838,307
Automobile Components — 0.3%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	200,000	189,318
7.00%, 4/15/2028 (a)	210,000	212,223
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	266,000	256,515
3.75%, 1/30/2031 (a)	75,000	63,326
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	275,000	256,553
6.88%, 7/1/2028	120,000	107,341
5.00%, 10/1/2029	75,000	60,967
Aptiv plc 5.40%, 3/15/2049	25,000	21,721
Clarios Global LP 6.25%, 5/15/2026 (a)	427,000	422,472
Cooper-Standard Automotive, Inc.
4.50% (PIK), 3/31/2027 (a) (b)	43,500	43,042
10.63% (PIK), 5/15/2027 (a) (b)	30,000	15,842

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
Dana, Inc.
5.38%, 11/15/2027	365,000	341,863
4.50%, 2/15/2032	40,000	32,087
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	120,000	114,640
5.00%, 7/15/2029	305,000	274,644
5.25%, 7/15/2031	660,000	574,121
Icahn Enterprises LP
6.38%, 12/15/2025	247,000	222,467
5.25%, 5/15/2027	125,000	103,020
Lear Corp. 2.60%, 1/15/2032	10,000	7,784
		3,319,946
Automobiles — 0.2%
Ford Motor Co. 9.63%, 4/22/2030	590,000	672,216
General Motors Co. 5.95%, 4/1/2049	25,000	22,712
Hyundai Capital America
0.80%, 1/8/2024 (a)	170,000	164,882
1.50%, 6/15/2026 (a)	440,000	390,410
3.00%, 2/10/2027 (a)	200,000	183,579
Nissan Motor Acceptance Co. LLC 2.00%, 3/9/2026 (a)	305,000	264,730
		1,698,529
Banks — 5.0%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (c)	500,000	422,240
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (c)	200,000	152,827
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	161,408
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	200,000	196,806
Banco Santander SA (Spain) 2.75%, 5/28/2025	200,000	187,010
Bank of America Corp.
(SOFR + 0.41%), 0.52%, 6/14/2024 (c)	400,000	399,165
3.88%, 8/1/2025	203,000	198,021
(SOFR + 1.01%), 1.20%, 10/24/2026 (c)	2,600,000	2,343,419
(3-MONTH CME TERM SOFR + 1.32%), 3.56%, 4/23/2027 (c)	40,000	37,945
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (c)	936,000	886,015
(3-MONTH CME TERM SOFR + 1.51%), 3.71%, 4/24/2028 (c)	1,205,000	1,132,684
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	261,000	243,291
(SOFR + 2.04%), 4.95%, 7/22/2028 (c)	390,000	385,752
(3-MONTH CME TERM SOFR + 1.04%), 3.42%, 12/20/2028 (c)	454,000	417,495
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	140,000	139,509
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	635,000	543,760
(SOFR + 1.53%), 1.90%, 7/23/2031 (c)	660,000	525,080
(SOFR + 1.37%), 1.92%, 10/24/2031 (c)	50,000	39,487
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (c)	690,000	570,673
(SOFR + 1.22%), 2.30%, 7/21/2032 (c)	1,550,000	1,235,139
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	140,000	113,684
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (c)	112,000	94,473
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	150,000	102,963

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (c)	259,000	257,888
Bank of Montreal (Canada)
1.50%, 1/10/2025	370,000	348,182
5.30%, 6/5/2026	300,000	300,352
Bank of New Zealand (New Zealand) 3.50%, 2/20/2024 (a)	250,000	246,102
Bank of Nova Scotia (The) (Canada)
(ICE LIBOR USD 3 Month + 2.65%), 7.85%, 7/12/2023 (c) (d) (e) (f)	50,000	42,394
2.20%, 2/3/2025	112,000	106,343
3.45%, 4/11/2025	300,000	289,560
Banque Federative du Credit Mutuel SA (France)
3.75%, 7/20/2023 (a)	250,000	249,188
4.52%, 7/13/2025 (a)	320,000	312,852
4.94%, 1/26/2026 (a)	200,000	198,494
1.60%, 10/4/2026 (a)	200,000	177,324
Barclays plc (United Kingdom)
5.20%, 5/12/2026	200,000	194,072
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (c)	900,000	949,107
BNP Paribas SA (France) (SOFR + 1.61%), 1.90%, 9/30/2028 (a) (c)	200,000	171,636
BPCE SA (France)
3.50%, 10/23/2027 (a)	500,000	455,701
5.13%, 1/18/2028 (a)	745,000	739,871
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (c)	250,000	193,282
Canadian Imperial Bank of Commerce (Canada) 3.30%, 4/7/2025	105,000	101,061
Citigroup, Inc.
Series P, (3-MONTH CME TERM SOFR + 4.17%), 5.95%, 5/15/2025 (c) (e) (f)	115,000	107,999
(SOFR + 1.37%), 4.14%, 5/24/2025 (c)	81,000	79,700
(SOFR + 0.69%), 2.01%, 1/25/2026 (c)	444,000	417,707
(SOFR + 1.55%), 5.61%, 9/29/2026 (c)	408,000	410,927
(SOFR + 0.77%), 1.46%, 6/9/2027 (c)	650,000	579,388
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	550,000	523,443
Series VAR, (SOFR + 1.28%), 3.07%, 2/24/2028 (c)	645,000	597,520
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	1,200,000	1,127,987
(3-MONTH CME TERM SOFR + 1.45%), 4.07%, 4/23/2029 (c)	1,045,000	987,391
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (c)	500,000	463,572
(SOFR + 3.91%), 4.41%, 3/31/2031 (c)	155,000	146,602
(SOFR + 2.11%), 2.57%, 6/3/2031 (c)	120,000	100,467
(SOFR + 1.17%), 2.56%, 5/1/2032 (c)	490,000	402,247
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	515,000	415,654
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	55,000	38,641
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (c)	890,000	830,149
Credit Agricole SA (France)
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (c)	250,000	231,042
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (c)	250,000	222,349
5.30%, 7/12/2028 (a)	990,000	1,002,613
(USD Swap Semi 5 Year + 1.64%), 4.00%, 1/10/2033 (a) (c)	250,000	225,291

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 3.77%, 3/28/2025 (a) (c)	200,000	195,302
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025 (a) (c)	200,000	190,537
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (a) (c)	271,000	271,336
HSBC Holdings plc (United Kingdom)
(SOFR + 3.03%), 7.34%, 11/3/2026 (c)	250,000	260,499
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	200,000	177,491
(SOFR + 1.10%), 2.25%, 11/22/2027 (c)	200,000	177,876
(ICE LIBOR USD 3 Month + 1.55%), 4.04%, 3/13/2028 (c)	600,000	566,123
(SOFR + 2.61%), 5.21%, 8/11/2028 (c)	305,000	300,586
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	1,370,000	1,185,531
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	1,200,000	1,011,981
(ICE LIBOR USD 3 Month + 1.61%), 3.97%, 5/22/2030 (c)	200,000	182,488
(SOFR + 1.19%), 2.80%, 5/24/2032 (c)	700,000	567,926
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	250,000	201,398
(SOFR + 2.39%), 6.25%, 3/9/2034 (c)	400,000	411,465
6.10%, 1/14/2042	230,000	242,566
(SOFR + 2.65%), 6.33%, 3/9/2044 (c)	265,000	274,332
ING Groep NV (Netherlands) (SOFR + 1.01%), 1.73%, 4/1/2027 (c)	200,000	179,289
Intesa Sanpaolo SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (c)	200,000	128,440
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	200,000	191,051
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (c)	200,000	196,888
3.78%, 3/2/2025	269,000	261,267
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 5.06%, 9/12/2025 (c)	565,000	560,025
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	560,000	495,687
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.47%, 2/22/2031 (c)	200,000	201,883
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.85%, 1/19/2033 (c)	575,000	478,039
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 5.41%, 9/13/2028 (c)	580,000	582,350
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.87%), 2.17%, 5/22/2032 (c)	225,000	177,499
Morgan Stanley Bank NA 4.75%, 4/21/2026	255,000	254,008
National Australia Bank Ltd. (Australia) 3.38%, 1/14/2026	250,000	240,964
NatWest Group plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025 (c)	300,000	294,929
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	200,000	207,591
(ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030 (c)	200,000	193,851
NatWest Markets plc (United Kingdom) 0.80%, 8/12/2024 (a)	200,000	188,922
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	200,000	199,174
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	540,316
(SOFR + 0.98%), 2.31%, 4/23/2032 (c)	50,000	40,431
Royal Bank of Canada (Canada)
1.60%, 1/21/2025	250,000	235,608
4.65%, 1/27/2026 (d)	245,000	241,019
4.24%, 8/3/2027	425,000	413,044

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	200,000	202,253
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	200,000	173,282
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	1,625,000	1,650,659
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	191,432
4.75%, 11/24/2025 (a)	200,000	189,969
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (c)	200,000	176,244
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (c)	200,000	200,407
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (c)	200,000	174,673
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (c)	1,200,000	1,064,103
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (c)	970,000	977,958
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (c)	200,000	193,332
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (c)	410,000	363,842
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (c)	400,000	429,455
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a)	893,000	906,638
Sumitomo Mitsui Financial Group, Inc. (Japan)
3.75%, 7/19/2023	53,000	52,856
5.52%, 1/13/2028	255,000	259,066
5.71%, 1/13/2030	255,000	261,463
5.77%, 1/13/2033	200,000	208,911
Sumitomo Mitsui Trust Bank Ltd. (Japan)
1.05%, 9/12/2025 (a)	60,000	54,452
4.95%, 9/15/2027 (a)	200,000	199,950
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	196,741
Toronto-Dominion Bank (The) (Canada)
5.10%, 1/9/2026	270,000	269,796
2.00%, 9/10/2031	385,000	304,589
4.46%, 6/8/2032	120,000	113,448
Truist Bank 4.05%, 11/3/2025	60,000	57,499
Truist Financial Corp. (SOFR + 1.85%), 5.12%, 1/26/2034 (c)	290,000	277,031
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (c)	200,000	176,909
Wells Fargo & Co.
3.55%, 9/29/2025	227,000	219,095
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (c)	913,000	862,126
(SOFR + 1.32%), 3.91%, 4/25/2026 (c)	600,000	583,870
3.00%, 10/23/2026	360,000	335,844
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (c)	1,481,000	1,389,235
(SOFR + 1.98%), 4.81%, 7/25/2028 (c)	320,000	314,942
(SOFR + 1.26%), 2.57%, 2/11/2031 (c)	250,000	211,046
(SOFR + 1.50%), 3.35%, 3/2/2033 (c)	640,000	549,745
(SOFR + 2.02%), 5.39%, 4/24/2034 (c)	490,000	490,646
4.90%, 11/17/2045	25,000	21,750
Westpac Banking Corp. (Australia)
2.85%, 5/13/2026	175,000	165,972

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
1.95%, 11/20/2028	30,000	25,958
(USD ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (d)	375,000	350,304
		52,340,147
Beverages — 0.2%
Anheuser-Busch Cos. LLC (Belgium)
4.70%, 2/1/2036	540,000	528,968
4.90%, 2/1/2046	240,000	227,927
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	295,000	276,504
Coca-Cola Co. (The) 2.60%, 6/1/2050	200,000	138,364
Constellation Brands, Inc.
4.65%, 11/15/2028	345,000	341,228
4.50%, 5/9/2047	120,000	101,896
Diageo Capital plc (United Kingdom) 3.88%, 4/29/2043	430,000	362,460
Keurig Dr. Pepper, Inc. 3.40%, 11/15/2025	38,000	36,648
		2,013,995
Biotechnology — 0.6%
AbbVie, Inc.
2.95%, 11/21/2026	73,000	68,865
3.20%, 11/21/2029	421,000	382,117
4.05%, 11/21/2039	1,174,000	1,006,871
4.63%, 10/1/2042	75,000	66,607
4.25%, 11/21/2049	230,000	194,812
Amgen, Inc.
4.05%, 8/18/2029	610,000	581,179
5.25%, 3/2/2030	175,000	176,358
5.25%, 3/2/2033	1,750,000	1,756,182
3.15%, 2/21/2040	327,000	246,253
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	100,000	54,962
Gilead Sciences, Inc.
2.95%, 3/1/2027	195,000	184,070
1.65%, 10/1/2030	118,000	96,341
4.60%, 9/1/2035	1,000,000	964,992
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	200,000	169,190
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	200,000	161,172
		6,109,971
Broadline Retail — 0.2%
Amazon.com, Inc.
3.15%, 8/22/2027	201,000	191,757
1.50%, 6/3/2030	410,000	338,477
3.60%, 4/13/2032	600,000	562,820
3.10%, 5/12/2051	40,000	29,262
3.95%, 4/13/2052	315,000	269,572
Go Daddy Operating Co. LLC 5.25%, 12/1/2027 (a)	220,000	210,100
Macy's Retail Holdings LLC 5.88%, 4/1/2029 (a)	275,000	243,099
Nordstrom, Inc.
2.30%, 4/8/2024	85,000	81,190

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Broadline Retail — continued
4.38%, 4/1/2030	335,000	266,248
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	13,000	7,478
		2,200,003
Building Products — 0.3%
Builders FirstSource, Inc. 4.25%, 2/1/2032 (a)	615,000	528,371
Emerald Debt Merger Sub LLC 6.63%, 12/15/2030 (a)	410,000	406,720
Griffon Corp. 5.75%, 3/1/2028	400,000	368,774
James Hardie International Finance DAC 5.00%, 1/15/2028 (a)	200,000	190,101
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	195,000	169,812
Masco Corp. 1.50%, 2/15/2028	125,000	106,890
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	285,000	260,168
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	18,771
4.75%, 1/15/2028 (a)	300,000	275,035
4.38%, 7/15/2030 (a)	555,000	468,623
Summit Materials LLC 5.25%, 1/15/2029 (a)	315,000	295,555
		3,088,820
Capital Markets — 1.7%
Ameriprise Financial, Inc. 4.00%, 10/15/2023	47,000	46,705
Bank of New York Mellon Corp. (The)
(SOFR + 1.03%), 4.95%, 4/26/2027 (c)	250,000	249,177
3.25%, 5/16/2027	160,000	151,348
(SOFR + 1.42%), 4.29%, 6/13/2033 (c)	180,000	169,860
Charles Schwab Corp. (The)
0.90%, 3/11/2026	30,000	26,317
2.75%, 10/1/2029	46,000	39,174
Coinbase Global, Inc. 3.63%, 10/1/2031 (a)	125,000	72,810
Credit Suisse AG (Switzerland) 3.70%, 2/21/2025	310,000	294,162
Credit Suisse Group AG (Switzerland) (SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (c)	250,000	215,875
Credit Suisse USA, Inc. (Switzerland) 7.13%, 7/15/2032	53,000	58,381
Deutsche Bank AG (Germany) (SOFR + 2.16%), 2.22%, 9/18/2024 (c)	150,000	147,110
Goldman Sachs Group, Inc. (The)
3.50%, 4/1/2025	280,000	270,383
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (c)	201,000	194,372
3.50%, 11/16/2026	771,000	730,757
3.85%, 1/26/2027	135,000	129,685
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	1,085,000	974,782
(SOFR + 1.51%), 4.39%, 6/15/2027 (c)	117,000	114,707
(SOFR + 1.11%), 2.64%, 2/24/2028 (c)	150,000	135,992
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	820,000	772,502
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (c)	1,820,000	1,696,424
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	840,000	692,908
(SOFR + 1.41%), 3.10%, 2/24/2033 (c)	940,000	797,107
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	160,000	117,133
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	18,000	13,471
LPL Holdings, Inc. 4.00%, 3/15/2029 (a)	295,000	259,037
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.75%), 5.03%, 1/15/2030 (a) (c)	200,000	196,667

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
Morgan Stanley
(SOFR + 1.16%), 3.62%, 4/17/2025 (c)	590,000	578,053
3.88%, 1/27/2026	330,000	321,257
3.13%, 7/27/2026	130,000	122,609
3.63%, 1/20/2027	191,000	183,021
(SOFR + 0.88%), 1.59%, 5/4/2027 (c)	210,000	188,867
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	914,000	829,725
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028 (c)	760,000	709,526
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	260,000	258,700
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	445,000	443,547
(3-MONTH CME TERM SOFR + 1.63%), 4.43%, 1/23/2030 (c)	573,000	550,029
(SOFR + 1.14%), 2.70%, 1/22/2031 (c)	70,000	59,835
(SOFR + 1.18%), 2.24%, 7/21/2032 (c)	80,000	63,820
(SOFR + 1.29%), 2.94%, 1/21/2033 (c)	315,000	263,208
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (c)	380,000	375,332
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	285,000	212,990
MSCI, Inc. 4.00%, 11/15/2029 (a)	115,000	103,227
Northern Trust Corp. 3.95%, 10/30/2025	60,000	58,008
Nuveen LLC 4.00%, 11/1/2028 (a)	160,000	152,635
S&P Global, Inc.
2.70%, 3/1/2029	456,000	412,630
1.25%, 8/15/2030	500,000	396,890
2.90%, 3/1/2032	112,000	97,405
3.25%, 12/1/2049	223,000	164,153
State Street Corp. (SOFR + 1.72%), 5.82%, 11/4/2028 (c)	335,000	344,637
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.49%, 8/10/2027 (a) (c)	585,000	504,341
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (c)	200,000	191,584
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030 (a) (c)	950,000	813,420
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.75%, 2/11/2033 (a) (c)	200,000	158,096
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.40%), 4.99%, 8/5/2033 (a) (c)	700,000	659,036
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 3.18%, 2/11/2043 (a) (c)	200,000	139,655
		17,923,082
Chemicals — 0.4%
Avient Corp. 7.13%, 8/1/2030 (a)	330,000	333,185
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	300,000	283,491
CF Industries, Inc.
5.15%, 3/15/2034	60,000	56,906
4.95%, 6/1/2043	70,000	58,441
Chemours Co. (The)
5.38%, 5/15/2027	65,000	59,847
5.75%, 11/15/2028 (a)	405,000	356,526
CVR Partners LP 6.13%, 6/15/2028 (a)	70,000	60,745
Ecolab, Inc. 2.13%, 2/1/2032	75,000	62,091
EIDP, Inc. 4.80%, 5/15/2033	220,000	217,514
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	350,000	306,318
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	400,000	367,016

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
International Flavors & Fragrances, Inc.
1.83%, 10/15/2027 (a)	116,000	98,058
2.30%, 11/1/2030 (a)	13,000	10,321
3.27%, 11/15/2040 (a)	25,000	17,256
LYB International Finance III LLC 3.38%, 10/1/2040	40,000	28,758
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	310,000	279,783
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	186,000	184,378
2.95%, 5/13/2030	80,000	70,008
3.95%, 5/13/2050	190,000	143,731
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	440,000	375,135
Sherwin-Williams Co. (The) 4.50%, 6/1/2047	15,000	12,814
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	145,000	114,187
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	350,000	324,607
		3,821,116
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	287,000	241,797
ADT Security Corp. (The)
4.13%, 6/15/2023	4,000	3,990
4.13%, 8/1/2029 (a)	300,000	261,750
4.88%, 7/15/2032 (a)	20,000	17,037
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	200,000	165,798
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	270,000	255,177
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	230,000	210,054
GFL Environmental, Inc. (Canada)
3.75%, 8/1/2025 (a)	105,000	99,463
5.13%, 12/15/2026 (a)	55,000	53,011
4.00%, 8/1/2028 (a)	455,000	406,294
4.75%, 6/15/2029 (a)	110,000	99,875
Interface, Inc. 5.50%, 12/1/2028 (a)	160,000	124,800
Madison IAQ LLC 4.13%, 6/30/2028 (a)	605,000	522,757
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (a)	282,000	275,887
3.38%, 8/31/2027 (a)	440,000	386,198
Stericycle, Inc.
5.38%, 7/15/2024 (a)	85,000	84,037
3.88%, 1/15/2029 (a)	120,000	105,833
Waste Management, Inc. 1.50%, 3/15/2031	170,000	135,204
		3,448,962
Communications Equipment — 0.1%
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	98,685
CommScope, Inc. 6.00%, 3/1/2026 (a)	472,000	443,214
		541,899
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	330,000	298,020
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	380,000	313,500

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Construction & Engineering — continued
MasTec, Inc. 4.50%, 8/15/2028 (a)	305,000	280,858
Weekley Homes LLC 4.88%, 9/15/2028 (a)	295,000	258,618
		1,150,996
Construction Materials — 0.0% ^
Martin Marietta Materials, Inc. 2.40%, 7/15/2031	70,000	57,209
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
1.15%, 10/29/2023	450,000	441,202
2.45%, 10/29/2026	310,000	276,429
5.75%, 6/6/2028	400,000	396,620
3.00%, 10/29/2028	450,000	390,165
American Express Co.
1.65%, 11/4/2026	130,000	116,507
2.55%, 3/4/2027	540,000	495,950
5.85%, 11/5/2027	270,000	280,517
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	170,000	169,252
5.25%, 5/15/2024 (a)	250,000	246,110
2.88%, 2/15/2025 (a)	328,000	305,946
5.50%, 1/15/2026 (a)	60,000	57,753
2.13%, 2/21/2026 (a)	275,000	241,905
4.25%, 4/15/2026 (a)	25,000	23,147
2.53%, 11/18/2027 (a)	1,260,000	1,041,654
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (c)	100,000	76,814
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	200,000	188,059
4.27%, 1/9/2027	830,000	761,495
4.13%, 8/17/2027	1,350,000	1,219,495
4.00%, 11/13/2030	250,000	210,073
3.63%, 6/17/2031	200,000	161,742
General Motors Financial Co., Inc.
3.80%, 4/7/2025	35,000	33,818
3.60%, 6/21/2030	60,000	51,987
2.70%, 6/10/2031	25,000	19,851
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (b)	225,000	200,812
Navient Corp.
6.13%, 3/25/2024	130,000	127,396
5.88%, 10/25/2024	20,000	19,551
OneMain Finance Corp.
6.88%, 3/15/2025	285,000	274,613
7.13%, 3/15/2026	604,000	577,527
6.63%, 1/15/2028	95,000	85,979
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	208,000	205,747
		8,698,116
Consumer Staples Distribution & Retail — 0.3%
7-Eleven, Inc.
0.95%, 2/10/2026 (a)	65,000	58,525

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Staples Distribution & Retail — continued
1.80%, 2/10/2031 (a)	160,000	126,755
2.50%, 2/10/2041 (a)	14,000	9,330
2.80%, 2/10/2051 (a)	50,000	31,361
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	1,350,000	1,283,624
4.88%, 2/15/2030 (a)	20,000	18,300
Alimentation Couche-Tard, Inc. (Canada)
3.44%, 5/13/2041 (a)	5,000	3,590
3.63%, 5/13/2051 (a)	10,000	6,787
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	391,000	375,950
Rite Aid Corp. 8.00%, 11/15/2026 (a)	125,000	65,539
Sysco Corp. 2.40%, 2/15/2030	250,000	214,147
Target Corp. 4.80%, 1/15/2053	280,000	263,484
Walmart, Inc. 4.50%, 4/15/2053	180,000	172,516
		2,629,908
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	600,000	560,507
Ball Corp. 3.13%, 9/15/2031	480,000	395,531
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	159,875
Crown Americas LLC 4.25%, 9/30/2026	13,000	12,334
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	103,434
3.50%, 3/15/2028 (a)	90,000	81,696
LABL, Inc. 6.75%, 7/15/2026 (a)	240,000	230,703
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	400,000	396,448
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	245,000	244,694
Packaging Corp. of America 3.05%, 10/1/2051	85,000	55,213
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	435,000	383,200
Sealed Air Corp.
4.00%, 12/1/2027 (a)	115,000	104,937
6.13%, 2/1/2028 (a)	205,000	203,120
TriMas Corp. 4.13%, 4/15/2029 (a)	182,000	161,587
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (g)	450,000	427,551
WRKCo, Inc. 4.65%, 3/15/2026	30,000	29,409
		3,550,239
Distributors — 0.0% ^
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (a)	250,000	228,030
Ritchie Bros Holdings, Inc. (Canada) 6.75%, 3/15/2028 (a)	235,000	237,794
		465,824
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	385,000	365,750
University of Miami Series 2022, 4.06%, 4/1/2052	40,000	33,601
		399,351
Diversified REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	90,000	82,789
Simon Property Group LP 3.25%, 9/13/2049	31,000	20,449

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified REITs — continued
VICI Properties LP
5.63%, 5/1/2024 (a)	67,000	66,553
3.50%, 2/15/2025 (a)	90,000	85,805
4.50%, 9/1/2026 (a)	95,000	90,040
4.25%, 12/1/2026 (a)	30,000	28,142
4.63%, 12/1/2029 (a)	20,000	18,228
WP Carey, Inc. 2.25%, 4/1/2033	145,000	108,384
		500,390
Diversified Telecommunication Services — 0.9%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027 (a)	200,000	119,500
Altice France SA (France) 5.13%, 7/15/2029 (a)	200,000	142,415
AT&T, Inc.
1.65%, 2/1/2028	450,000	389,693
2.55%, 12/1/2033	870,000	683,668
3.50%, 6/1/2041	260,000	198,414
3.65%, 6/1/2051	65,000	47,146
CCO Holdings LLC
5.00%, 2/1/2028 (a)	545,000	495,303
5.38%, 6/1/2029 (a)	100,000	90,006
4.75%, 3/1/2030 (a)	1,544,000	1,302,161
4.50%, 8/15/2030 (a)	1,029,000	847,023
4.25%, 2/1/2031 (a)	1,080,000	865,123
4.50%, 6/1/2033 (a)	135,000	103,054
Embarq Corp. 8.00%, 6/1/2036	13,000	6,468
ESC Co., Escrow 8.50%, 10/15/2024 ‡ (h)	28,000	3
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	115,000	102,488
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	379,000	348,642
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	130,000	79,625
4.00%, 2/15/2027 (a)	1,000,000	654,290
Sprint Capital Corp.
6.88%, 11/15/2028	258,000	275,819
8.75%, 3/15/2032	240,000	291,580
Telecom Italia Capital SA (Italy) 6.00%, 9/30/2034	134,000	112,737
Telecom Italia SpA (Italy) 5.30%, 5/30/2024 (a)	200,000	194,838
Verizon Communications, Inc.
2.10%, 3/22/2028	25,000	22,064
4.33%, 9/21/2028	75,000	72,896
4.02%, 12/3/2029	184,000	173,292
2.55%, 3/21/2031	585,000	489,894
2.36%, 3/15/2032	463,000	373,394
5.05%, 5/9/2033	410,000	405,792
3.40%, 3/22/2041	30,000	22,897
3.85%, 11/1/2042	125,000	99,989
2.88%, 11/20/2050	75,000	47,863
3.70%, 3/22/2061	30,000	21,384
		9,079,461

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — 2.2%
AEP Transmission Co. LLC
Series N, 2.75%, 8/15/2051	50,000	31,761
Series O, 4.50%, 6/15/2052	200,000	177,406
Alabama Power Co. 3.05%, 3/15/2032	200,000	174,967
American Electric Power Co., Inc. 2.03%, 3/15/2024	40,000	38,706
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	210,844
2.90%, 6/15/2050	50,000	33,345
5.40%, 6/1/2053	305,000	305,542
Commonwealth Edison Co. 5.30%, 2/1/2053	618,000	619,844
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	38,214
DTE Electric Co.
Series A, 4.00%, 4/1/2043	90,000	74,543
5.40%, 4/1/2053	80,000	81,286
Duke Energy Carolinas LLC 3.20%, 8/15/2049	34,000	24,185
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	88,231
2.75%, 4/1/2050	395,000	253,350
5.40%, 4/1/2053	280,000	278,052
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	632,799
Duke Energy Progress LLC 5.25%, 3/15/2033	340,000	347,054
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	118,534
Edison International
5.25%, 11/15/2028	100,000	98,591
6.95%, 11/15/2029	245,000	260,251
Emera US Finance LP (Canada)
2.64%, 6/15/2031	660,000	528,987
4.75%, 6/15/2046	50,000	39,805
Enel Finance International NV (Italy) 2.25%, 7/12/2031 (a)	200,000	156,336
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,530
2.65%, 6/15/2051	274,000	169,570
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	63,704
1.60%, 12/15/2030	500,000	391,813
Entergy Mississippi LLC
5.00%, 9/1/2033	375,000	371,126
3.50%, 6/1/2051	20,000	14,669
Entergy Texas Restoration Funding II LLC Series A-2, 3.70%, 12/15/2035	215,000	198,917
Entergy Texas, Inc. 1.75%, 3/15/2031	535,000	424,791
Eversource Energy
4.60%, 7/1/2027	31,000	30,525
5.45%, 3/1/2028	100,000	101,711
5.13%, 5/15/2033	365,000	360,998
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	970,000	901,968
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	863,390
4.55%, 4/1/2049 (a)	90,000	73,901

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Florida Power & Light Co.
5.10%, 4/1/2033	288,000	294,668
4.80%, 5/15/2033	260,000	259,890
3.70%, 12/1/2047	60,000	48,227
5.30%, 4/1/2053	70,000	71,461
Indiana Michigan Power Co.
Series K, 4.55%, 3/15/2046	50,000	43,233
5.63%, 4/1/2053	150,000	153,269
ITC Holdings Corp.
4.95%, 9/22/2027 (a) (i)	432,000	430,254
2.95%, 5/14/2030 (a)	405,000	350,069
5.40%, 6/1/2033 (a) (i)	300,000	300,190
Kentucky Utilities Co. 5.13%, 11/1/2040	74,000	70,889
MidAmerican Energy Co. 3.65%, 4/15/2029	46,000	43,707
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	413,499
Monongahela Power Co. 4.10%, 4/15/2024 (a)	100,000	97,860
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	60,000	59,263
5.05%, 2/28/2033	1,320,000	1,307,275
5.25%, 2/28/2053	80,000	75,649
Northern States Power Co.
2.60%, 6/1/2051	70,000	44,840
4.50%, 6/1/2052	50,000	44,945
NRG Energy, Inc.
6.63%, 1/15/2027	21,000	20,947
2.45%, 12/2/2027 (a)	60,000	51,024
5.75%, 1/15/2028	395,000	375,633
3.38%, 2/15/2029 (a)	210,000	173,128
5.25%, 6/15/2029 (a)	505,000	455,367
Ohio Power Co.
Series P, 2.60%, 4/1/2030	50,000	43,074
Series R, 2.90%, 10/1/2051	65,000	42,797
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	102,235
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	50,000	35,282
4.95%, 9/15/2052 (a)	400,000	382,629
Pacific Gas and Electric Co.
1.70%, 11/15/2023	30,000	29,385
3.25%, 2/16/2024	75,000	73,479
3.45%, 7/1/2025	17,000	16,165
2.95%, 3/1/2026	110,000	101,695
4.65%, 8/1/2028	100,000	93,856
4.50%, 7/1/2040	130,000	100,773
4.20%, 6/1/2041	30,000	22,306
4.25%, 3/15/2046	418,000	297,603
PacifiCorp
4.15%, 2/15/2050	118,000	97,202
3.30%, 3/15/2051	710,000	504,588

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.50%, 5/15/2054	335,000	338,458
PG&E Corp.
5.00%, 7/1/2028	256,000	236,142
5.25%, 7/1/2030	205,000	185,253
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	185,000	192,431
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	24,010
Series A-4, 5.21%, 12/1/2047	40,000	39,817
Series A-5, 5.10%, 6/1/2052	70,000	70,498
PPL Electric Utilities Corp. 5.25%, 5/15/2053	70,000	70,158
Public Service Co. of Colorado
2.70%, 1/15/2051	45,000	29,143
5.25%, 4/1/2053	190,000	187,866
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	155,878
Series K, 3.15%, 8/15/2051	150,000	100,136
Public Service Electric and Gas Co.
3.00%, 5/15/2027	50,000	47,210
4.65%, 3/15/2033	200,000	197,923
2.05%, 8/1/2050	68,000	38,614
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	50,000	49,863
Southern California Edison Co.
5.30%, 3/1/2028	719,000	732,021
Series G, 2.50%, 6/1/2031	775,000	649,591
Series C, 3.60%, 2/1/2045	35,000	25,446
Series C, 4.13%, 3/1/2048	238,000	191,516
Series 20A, 2.95%, 2/1/2051	430,000	277,368
5.88%, 12/1/2053	615,000	625,033
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026	45,000	40,886
5.30%, 4/1/2033	130,000	129,057
3.25%, 11/1/2051	210,000	138,014
Southwestern Public Service Co.
3.30%, 6/15/2024	29,000	28,366
4.50%, 8/15/2041	74,000	65,217
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	354,437
4.85%, 12/1/2048	232,000	207,674
5.50%, 4/15/2053	115,000	112,842
Union Electric Co.
3.90%, 4/1/2052	45,000	36,185
5.45%, 3/15/2053	235,000	236,078
Vistra Operations Co. LLC
5.50%, 9/1/2026 (a)	65,000	63,154
5.63%, 2/15/2027 (a)	440,000	423,196
5.00%, 7/31/2027 (a)	420,000	394,703
4.38%, 5/1/2029 (a)	275,000	239,692

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
4.30%, 7/15/2029 (a)	90,000	80,313
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	62,374
		22,797,165
Electrical Equipment — 0.1%
Eaton Corp. 4.15%, 3/15/2033	200,000	191,203
EnerSys 4.38%, 12/15/2027 (a)	65,000	60,446
Regal Rexnord Corp.
6.05%, 2/15/2026 (a)	68,000	68,148
6.05%, 4/15/2028 (a)	135,000	133,412
6.30%, 2/15/2030 (a)	57,000	56,866
6.40%, 4/15/2033 (a)	79,000	78,137
Sensata Technologies BV 5.00%, 10/1/2025 (a)	40,000	39,315
Vertiv Group Corp. 4.13%, 11/15/2028 (a)	160,000	143,100
		770,627
Electronic Equipment, Instruments & Components — 0.1%
Arrow Electronics, Inc. 2.95%, 2/15/2032	20,000	16,461
Coherent Corp. 5.00%, 12/15/2029 (a)	300,000	266,787
Corning, Inc. 3.90%, 11/15/2049	75,000	55,438
Sensata Technologies, Inc. 4.38%, 2/15/2030 (a)	255,000	227,678
		566,364
Energy Equipment & Services — 0.1%
Archrock Partners LP 6.88%, 4/1/2027 (a)	155,000	148,104
Baker Hughes Holdings LLC 2.06%, 12/15/2026	70,000	63,536
Halliburton Co. 3.80%, 11/15/2025	12,000	11,675
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	225,000	211,392
Oceaneering International, Inc. 4.65%, 11/15/2024	120,000	116,780
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	335,000	329,730
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	14,000	13,272
Transocean, Inc. 8.75%, 2/15/2030 (a)	235,000	234,883
USA Compression Partners LP 6.88%, 4/1/2026	255,000	242,515
		1,371,887
Entertainment — 0.8%
Activision Blizzard, Inc.
1.35%, 9/15/2030	230,000	183,897
2.50%, 9/15/2050	259,000	163,507
Cinemark USA, Inc.
8.75%, 5/1/2025 (a)	79,000	80,382
5.88%, 3/15/2026 (a)	185,000	175,750
5.25%, 7/15/2028 (a)	40,000	35,016
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,954
6.50%, 5/15/2027 (a)	485,000	485,824
4.75%, 10/15/2027 (a)	365,000	338,081
Netflix, Inc.
4.88%, 4/15/2028	308,000	305,471
5.38%, 11/15/2029 (a)	88,000	88,599

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — continued
Take-Two Interactive Software, Inc. 3.70%, 4/14/2027	115,000	109,839
Walt Disney Co. (The)
3.80%, 3/22/2030	650,000	615,665
3.50%, 5/13/2040	350,000	287,404
5.40%, 10/1/2043	840,000	853,796
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	3,150,000	2,951,964
4.28%, 3/15/2032	1,290,000	1,126,997
5.14%, 3/15/2052	80,000	62,435
WMG Acquisition Corp. 3.88%, 7/15/2030 (a)	100,000	85,411
		7,951,992
Financial Services — 0.3%
Block, Inc.
2.75%, 6/1/2026	130,000	116,986
3.50%, 6/1/2031	430,000	351,217
EDP Finance BV (Portugal) 1.71%, 1/24/2028 (a)	250,000	213,958
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	195,000	156,289
Fiserv, Inc. 3.20%, 7/1/2026	170,000	160,544
Global Payments, Inc.
3.20%, 8/15/2029	160,000	139,733
2.90%, 5/15/2030	40,000	33,735
2.90%, 11/15/2031	75,000	61,228
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (a)	200,000	172,492
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	305,000	278,160
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	265,000	231,552
3.63%, 3/1/2029 (a)	300,000	247,398
Shell International Finance BV (Netherlands)
2.88%, 11/26/2041	350,000	257,201
3.63%, 8/21/2042	200,000	163,458
3.75%, 9/12/2046	141,000	113,131
3.13%, 11/7/2049	25,000	17,924
3.00%, 11/26/2051	200,000	138,334
Visa, Inc. 2.70%, 4/15/2040	300,000	230,571
		3,083,911
Food Products — 0.3%
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	230,000	192,649
Campbell Soup Co. 4.15%, 3/15/2028	170,000	165,091
Cargill, Inc. 4.38%, 4/22/2052 (a)	150,000	130,692
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	48,605
6.00%, 6/15/2030 (a)	315,000	309,951
General Mills, Inc. 4.15%, 2/15/2043	200,000	172,732
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	285,000	253,802
Mead Johnson Nutrition Co. (United Kingdom) 4.13%, 11/15/2025	64,000	63,066
Nestle Holdings, Inc. 4.85%, 3/14/2033 (a)	832,000	854,977

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Post Holdings, Inc.
5.75%, 3/1/2027 (a)	82,000	80,416
5.50%, 12/15/2029 (a)	385,000	357,943
		2,629,924
Gas Utilities — 0.2%
AmeriGas Partners LP
5.50%, 5/20/2025	168,000	161,712
5.88%, 8/20/2026	10,000	9,298
5.75%, 5/20/2027	80,000	72,463
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	51,852
5.75%, 10/15/2052	35,000	36,614
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	32,649
CenterPoint Energy Resources Corp. 5.40%, 3/1/2033	420,000	427,128
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	100,000	91,238
Southern California Gas Co.
Series XX, 2.55%, 2/1/2030	33,000	28,598
5.20%, 6/1/2033	610,000	606,771
Southwest Gas Corp. 4.05%, 3/15/2032	480,000	432,669
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	270,000	236,366
		2,187,358
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	325,000	306,185
4.75%, 4/1/2028 (a)	95,000	84,702
5.38%, 3/1/2029 (a)	55,000	49,535
Burlington Northern Santa Fe LLC
3.55%, 2/15/2050	78,000	61,341
3.05%, 2/15/2051	155,000	108,521
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,006,828
3.10%, 12/2/2051	250,000	173,165
CSX Corp.
3.25%, 6/1/2027	20,000	18,952
4.50%, 11/15/2052	100,000	88,822
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	300,000	248,903
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	395,000	352,233
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	41,220
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	46,000	41,140
Triton Container International Ltd. (Bermuda) 1.15%, 6/7/2024 (a)	400,000	377,075
Uber Technologies, Inc. 7.50%, 5/15/2025 (a)	155,000	156,805
Union Pacific Corp.
2.40%, 2/5/2030	200,000	175,282
4.95%, 5/15/2053	120,000	116,722
XPO Escrow Sub LLC 7.50%, 11/15/2027 (a)	240,000	246,480

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
XPO, Inc.
6.25%, 6/1/2028 (a)	115,000	113,179
7.13%, 6/1/2031 (a)	115,000	113,933
		3,881,023
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	190,000	191,252
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	396,000	366,288
Becton Dickinson & Co. 3.70%, 6/6/2027	200,000	191,820
Boston Scientific Corp. 6.50%, 11/15/2035 (g)	700,000	772,132
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	202,332
Hologic, Inc. 3.25%, 2/15/2029 (a)	115,000	100,433
Medline Borrower LP
3.88%, 4/1/2029 (a)	680,000	586,469
5.25%, 10/1/2029 (a)	55,000	47,059
Teleflex, Inc. 4.25%, 6/1/2028 (a)	85,000	78,167
		2,535,952
Health Care Providers & Services — 1.3%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	251,000	238,583
5.00%, 4/15/2029 (a)	175,000	160,461
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	65,483
Aetna, Inc.
4.13%, 11/15/2042	70,000	56,822
4.75%, 3/15/2044	200,000	175,795
3.88%, 8/15/2047	735,000	564,079
Centene Corp. 4.63%, 12/15/2029	916,000	849,498
Cigna Group (The) 2.38%, 3/15/2031	135,000	112,732
CommonSpirit Health
1.55%, 10/1/2025	13,000	11,921
2.78%, 10/1/2030	13,000	11,037
3.91%, 10/1/2050	15,000	11,425
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	570,000	487,910
4.75%, 2/15/2031 (a)	85,000	61,075
CVS Health Corp.
2.88%, 6/1/2026	10,000	9,459
4.30%, 3/25/2028	237,000	230,965
5.13%, 2/21/2030	100,000	99,682
5.25%, 1/30/2031	145,000	145,550
5.25%, 2/21/2033	1,070,000	1,072,679
4.78%, 3/25/2038	290,000	268,219
2.70%, 8/21/2040	50,000	34,500
DaVita, Inc. 4.63%, 6/1/2030 (a)	610,000	522,432
Encompass Health Corp.
4.50%, 2/1/2028	180,000	165,802
4.75%, 2/1/2030	345,000	314,263
4.63%, 4/1/2031	75,000	65,495

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
Envision Healthcare Corp. 8.75%, 10/15/2026 (a)	20,000	100
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	34,966
HCA, Inc.
5.25%, 6/15/2026	220,000	218,455
5.38%, 9/1/2026	155,000	154,317
4.50%, 2/15/2027	210,000	204,729
5.63%, 9/1/2028	2,095,000	2,110,009
3.50%, 9/1/2030	37,000	32,714
5.50%, 6/15/2047	300,000	274,571
3.50%, 7/15/2051	35,000	23,553
MultiCare Health System 2.80%, 8/15/2050	10,000	6,160
MyMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	6,954
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	2,889
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	89,992
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	420,000	344,400
Quest Diagnostics, Inc. 2.95%, 6/30/2030	55,000	48,583
Tenet Healthcare Corp.
4.88%, 1/1/2026	260,000	251,503
5.13%, 11/1/2027	510,000	487,339
4.63%, 6/15/2028	745,000	692,840
4.25%, 6/1/2029	990,000	889,010
UnitedHealth Group, Inc.
3.38%, 4/15/2027	91,000	87,407
4.63%, 11/15/2041	232,000	217,030
3.25%, 5/15/2051	485,000	353,828
5.88%, 2/15/2053	254,000	277,725
5.05%, 4/15/2053	900,000	883,630
		13,428,571
Health Care REITs — 0.0% ^
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	54,191
3.00%, 1/15/2030	87,000	75,911
Sabra Health Care LP 3.20%, 12/1/2031	120,000	88,703
		218,805
Health Care Technology — 0.0% ^
IQVIA, Inc. 5.00%, 5/15/2027 (a)	200,000	192,333
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	390,000	361,315
Hotels, Restaurants & Leisure — 0.8%
1011778 BC ULC (Canada)
5.75%, 4/15/2025 (a)	50,000	49,853
3.88%, 1/15/2028 (a)	257,000	235,682
Boyd Gaming Corp. 4.75%, 12/1/2027	222,000	210,319
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	327,000	292,054
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	615,000	613,145

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
Carnival Corp.
9.88%, 8/1/2027 (a)	110,000	113,533
4.00%, 8/1/2028 (a)	810,000	706,373
Cedar Fair LP
6.50%, 10/1/2028	230,000	226,347
5.25%, 7/15/2029	250,000	229,823
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,841
5.75%, 5/1/2028 (a)	285,000	281,067
3.75%, 5/1/2029 (a)	345,000	304,490
4.88%, 1/15/2030	290,000	269,609
International Game Technology plc 6.25%, 1/15/2027 (a)	200,000	199,608
Las Vegas Sands Corp. 2.90%, 6/25/2025	205,000	191,658
Marriott Ownership Resorts, Inc. 4.50%, 6/15/2029 (a)	170,000	145,663
MGM Resorts International
6.75%, 5/1/2025	130,000	130,495
5.50%, 4/15/2027	446,000	427,054
Royal Caribbean Cruises Ltd.
11.50%, 6/1/2025 (a)	10,000	10,569
8.25%, 1/15/2029 (a)	502,000	528,216
9.25%, 1/15/2029 (a)	592,000	629,382
Sands China Ltd. (Macau)
5.63%, 8/8/2025 (g)	200,000	194,000
4.30%, 1/8/2026 (g)	250,000	233,437
2.80%, 3/8/2027 (g)	200,000	171,370
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	253,000	254,904
Starbucks Corp. 3.35%, 3/12/2050	5,000	3,616
Station Casinos LLC 4.50%, 2/15/2028 (a)	260,000	231,367
Travel + Leisure Co. 5.65%, 4/1/2024 (g)	25,000	24,825
Vail Resorts, Inc. 6.25%, 5/15/2025 (a)	139,000	139,347
Wynn Las Vegas LLC
5.50%, 3/1/2025 (a)	75,000	73,532
5.25%, 5/15/2027 (a)	125,000	117,560
Wynn Macau Ltd. (Macau) 5.63%, 8/26/2028 (a)	200,000	168,500
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	625,000	557,724
Yum! Brands, Inc. 4.63%, 1/31/2032	585,000	532,046
		8,522,009
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	55,000	48,522
Lennar Corp. 4.50%, 4/30/2024	6,000	5,958
MDC Holdings, Inc.
3.85%, 1/15/2030	30,000	26,041
2.50%, 1/15/2031	125,000	97,049
Newell Brands, Inc.
6.63%, 9/15/2029	395,000	372,781

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — continued
5.87%, 4/1/2036 (g)	50,000	40,000
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	520,000	442,466
		1,032,817
Household Products — 0.1%
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	136,304
4.13%, 10/15/2030	165,000	138,403
Colgate-Palmolive Co. 3.70%, 8/1/2047	100,000	86,436
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	255,000	226,828
4.38%, 3/31/2029 (a)	275,000	235,469
Spectrum Brands, Inc.
5.75%, 7/15/2025	135,000	134,118
5.00%, 10/1/2029 (a)	150,000	133,875
5.50%, 7/15/2030 (a)	195,000	178,425
		1,269,858
Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp.
5.25%, 6/1/2026 (a)	338,000	327,771
5.13%, 3/15/2028 (a)	55,000	49,269
Constellation Energy Generation LLC
3.25%, 6/1/2025	37,000	35,390
5.80%, 3/1/2033	240,000	246,679
6.25%, 10/1/2039	85,000	88,164
5.75%, 10/1/2041	120,000	114,591
5.60%, 6/15/2042	215,000	207,814
		1,069,678
Industrial REITs — 0.0% ^
Prologis LP
1.75%, 7/1/2030	149,000	120,386
4.75%, 6/15/2033	350,000	342,269
		462,655
Insurance — 0.3%
AIA Group Ltd. (Hong Kong) 3.20%, 3/11/2025 (a)	200,000	193,287
Alleghany Corp. 3.25%, 8/15/2051	50,000	35,011
Aon Corp. 5.35%, 2/28/2033	165,000	167,465
Athene Global Funding
1.45%, 1/8/2026 (a)	20,000	17,635
2.95%, 11/12/2026 (a)	44,000	39,438
Berkshire Hathaway Finance Corp.
2.85%, 10/15/2050	60,000	41,348
2.50%, 1/15/2051	340,000	218,540
3.85%, 3/15/2052	445,000	363,022
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	21,995
F&G Global Funding 1.75%, 6/30/2026 (a)	10,000	8,917
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	20,000	16,698

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	40,926
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	155,000	154,953
MetLife, Inc.
4.13%, 8/13/2042	79,000	65,297
5.00%, 7/15/2052	150,000	136,398
Metropolitan Life Global Funding I 5.15%, 3/28/2033 (a)	880,000	877,936
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	47,474
New York Life Insurance Co. 4.45%, 5/15/2069 (a)	50,000	41,782
Pacific Life Insurance Co. (ICE LIBOR USD 3 Month + 2.80%), 4.30%, 10/24/2067 (a) (c)	27,000	20,339
Principal Financial Group, Inc. 3.70%, 5/15/2029	45,000	41,709
Progressive Corp. (The)
3.00%, 3/15/2032	200,000	176,446
4.35%, 4/25/2044	42,000	36,408
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	30,887
3.91%, 12/7/2047	70,000	54,303
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	40,000	33,075
Travelers Cos., Inc. (The) 5.35%, 11/1/2040	16,000	16,381
W R Berkley Corp. 3.55%, 3/30/2052	45,000	31,721
		2,929,391
Interactive Media & Services — 0.1%
Alphabet, Inc. 2.05%, 8/15/2050	200,000	122,728
Meta Platforms, Inc.
4.60%, 5/15/2028	500,000	499,692
4.80%, 5/15/2030	210,000	210,687
5.60%, 5/15/2053	205,000	204,869
TripAdvisor, Inc. 7.00%, 7/15/2025 (a)	175,000	175,418
		1,213,394
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	210,000	177,809
Gartner, Inc. 3.75%, 10/1/2030 (a)	130,000	114,016
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	240,000	224,299
		516,124
Leisure Products — 0.0% ^
Hasbro, Inc. 3.90%, 11/19/2029	15,000	13,688
Mattel, Inc.
3.38%, 4/1/2026 (a)	70,000	64,208
5.88%, 12/15/2027 (a)	65,000	63,337
		141,233
Life Sciences Tools & Services — 0.0% ^
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (a)	120,000	105,324
Syneos Health, Inc. 3.63%, 1/15/2029 (a)	180,000	174,150
		279,474

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Machinery — 0.2%
Caterpillar, Inc.
4.30%, 5/15/2044	278,000	258,578
3.25%, 4/9/2050	200,000	155,574
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	310,000	313,122
Deere & Co. 3.90%, 6/9/2042	120,000	107,556
Hillenbrand, Inc. 3.75%, 3/1/2031	264,000	219,111
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	13,139
Otis Worldwide Corp. 2.06%, 4/5/2025	190,000	179,452
Parker-Hannifin Corp.
3.25%, 3/1/2027	92,000	87,168
4.25%, 9/15/2027	300,000	292,474
Stanley Black & Decker, Inc. 2.75%, 11/15/2050	10,000	5,819
Terex Corp. 5.00%, 5/15/2029 (a)	275,000	254,831
TK Elevator US Newco, Inc. (Germany) 5.25%, 7/15/2027 (a)	250,000	230,169
Xylem, Inc. 1.95%, 1/30/2028	30,000	26,588
		2,143,581
Media — 1.4%
Charter Communications Operating LLC
2.25%, 1/15/2029	665,000	551,887
2.30%, 2/1/2032	1,250,000	941,246
3.50%, 6/1/2041	85,000	56,090
3.50%, 3/1/2042	190,000	124,077
3.70%, 4/1/2051	40,000	24,525
3.90%, 6/1/2052	95,000	59,759
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	637,000	561,535
Comcast Corp.
2.65%, 2/1/2030	230,000	202,801
4.25%, 10/15/2030	694,000	672,620
1.95%, 1/15/2031	80,000	65,715
1.50%, 2/15/2031	450,000	357,267
5.50%, 11/15/2032	210,000	220,179
3.90%, 3/1/2038	95,000	82,791
3.25%, 11/1/2039	313,000	246,233
4.00%, 3/1/2048	45,000	37,268
2.89%, 11/1/2051	820,000	539,964
2.45%, 8/15/2052	110,000	66,105
5.35%, 5/15/2053	950,000	945,335
2.94%, 11/1/2056	1,348,000	863,645
CSC Holdings LLC
5.25%, 6/1/2024	187,000	173,395
5.38%, 2/1/2028 (a)	215,000	169,149
6.50%, 2/1/2029 (a)	400,000	314,923
4.50%, 11/15/2031 (a)	200,000	139,057
Directv Financing LLC 5.88%, 8/15/2027 (a)	371,000	326,783
Discovery Communications LLC 4.00%, 9/15/2055	45,000	28,577
DISH DBS Corp.
5.88%, 11/15/2024	916,000	784,549

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
5.25%, 12/1/2026 (a)	175,000	138,236
DISH Network Corp. 11.75%, 11/15/2027 (a)	200,000	191,421
Gannett Holdings LLC 6.00%, 11/1/2026 (a)	110,000	91,575
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	135,000	85,900
Gray Television, Inc. 4.75%, 10/15/2030 (a)	100,000	64,815
iHeartCommunications, Inc.
6.38%, 5/1/2026	360,000	273,280
8.38%, 5/1/2027	25,000	14,104
5.25%, 8/15/2027 (a)	260,000	182,581
Lamar Media Corp.
3.75%, 2/15/2028	215,000	193,504
4.00%, 2/15/2030	140,000	122,471
News Corp. 3.88%, 5/15/2029 (a)	450,000	395,117
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	515,000	472,513
4.75%, 11/1/2028 (a)	105,000	88,597
Outfront Media Capital LLC
6.25%, 6/15/2025 (a)	25,000	24,906
5.00%, 8/15/2027 (a)	181,000	162,105
Paramount Global 4.95%, 1/15/2031	50,000	44,841
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	207,900
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	88,555
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	98,090
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	99,733
4.00%, 7/15/2028 (a)	1,350,000	1,130,426
5.50%, 7/1/2029 (a)	160,000	139,664
4.13%, 7/1/2030 (a)	105,000	82,582
Stagwell Global LLC 5.63%, 8/15/2029 (a)	395,000	338,999
TEGNA, Inc.
4.63%, 3/15/2028	415,000	361,050
5.00%, 9/15/2029	265,000	227,226
Univision Communications, Inc.
6.63%, 6/1/2027 (a)	140,000	132,550
4.50%, 5/1/2029 (a)	280,000	235,058
Videotron Ltd. (Canada)
5.38%, 6/15/2024 (a)	37,000	36,617
5.13%, 4/15/2027 (a)	215,000	207,393
		14,487,284
Metals & Mining — 0.5%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	200,000	195,207
6.13%, 5/15/2028 (a)	200,000	196,250
Arconic Corp. 6.13%, 2/15/2028 (a)	543,000	548,086
ATI, Inc. 5.88%, 12/1/2027	460,000	438,150
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	100,394
Big River Steel LLC 6.63%, 1/31/2029 (a)	290,000	287,825

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Metals & Mining — continued
Carpenter Technology Corp. 6.38%, 7/15/2028	240,000	231,320
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	125,000	126,429
5.88%, 6/1/2027	430,000	415,002
FMG Resources August 2006 Pty. Ltd. (Australia)
4.50%, 9/15/2027 (a)	100,000	94,680
5.88%, 4/15/2030 (a)	135,000	127,405
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	45,000	43,919
4.25%, 3/1/2030	97,000	88,978
4.63%, 8/1/2030	300,000	280,897
5.40%, 11/14/2034	183,000	175,500
Glencore Funding LLC (Australia)
4.63%, 4/29/2024 (a)	290,000	287,067
3.88%, 10/27/2027 (a)	40,000	37,666
2.50%, 9/1/2030 (a)	37,000	30,285
2.85%, 4/27/2031 (a)	435,000	357,517
2.63%, 9/23/2031 (a)	102,000	82,127
5.70%, 5/8/2033 (a)	289,000	286,176
Kaiser Aluminum Corp. 4.63%, 3/1/2028 (a)	205,000	179,168
Novelis Corp. 4.75%, 1/30/2030 (a)	255,000	226,311
Nucor Corp. 2.98%, 12/15/2055	50,000	31,465
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	20,059
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	40,000	34,889
Teck Resources Ltd. (Canada) 5.40%, 2/1/2043	20,000	18,196
United States Steel Corp. 6.88%, 3/1/2029	147,000	142,066
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	20,000	17,700
		5,100,734
Mortgage Real Estate Investment Trusts (REITs) — 0.1%
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	1,000,000	965,884
Multi-Utilities — 0.2%
Ameren Corp.
1.95%, 3/15/2027	20,000	17,898
3.50%, 1/15/2031	291,000	259,793
Berkshire Hathaway Energy Co.
5.15%, 11/15/2043	194,000	186,115
2.85%, 5/15/2051	40,000	26,244
4.60%, 5/1/2053	20,000	17,709
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	60,000	53,030
Series A, 4.13%, 5/15/2049	41,000	33,189
Consumers Energy Co. 4.63%, 5/15/2033	205,000	202,133
DTE Energy Co. 4.88%, 6/1/2028	500,000	494,417
NiSource, Inc. 5.25%, 3/30/2028 (i)	275,000	277,043
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	49,882
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	136,295

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — continued
5.45%, 6/1/2053	30,000	30,012
San Diego Gas & Electric Co.
2.95%, 8/15/2051	170,000	114,826
5.35%, 4/1/2053	200,000	197,589
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047	100,000	82,360
Series 21A, 3.15%, 9/30/2051	170,000	113,260
		2,291,795
Office REITs — 0.0% ^
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	53,000	38,892
5.15%, 4/15/2053	30,000	26,448
Corporate Office Properties LP 2.25%, 3/15/2026	94,000	83,170
		148,510
Oil, Gas & Consumable Fuels — 2.4%
Aker BP ASA (Norway) 3.10%, 7/15/2031 (a)	250,000	208,148
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	390,000	395,299
5.75%, 3/1/2027 (a)	110,000	105,397
5.75%, 1/15/2028 (a)	90,000	85,837
Antero Resources Corp.
7.63%, 2/1/2029 (a)	318,000	323,499
5.38%, 3/1/2030 (a)	125,000	114,916
Apache Corp. 4.38%, 10/15/2028	179,000	163,785
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	310,000	313,265
Blue Racer Midstream LLC 6.63%, 7/15/2026 (a)	195,000	192,786
BP Capital Markets America, Inc.
3.02%, 1/16/2027	106,000	100,410
1.75%, 8/10/2030	730,000	599,137
2.72%, 1/12/2032	557,000	474,858
4.81%, 2/13/2033	1,660,000	1,641,394
4.89%, 9/11/2033	350,000	347,712
3.00%, 2/24/2050	174,000	118,458
2.77%, 11/10/2050	55,000	35,800
2.94%, 6/4/2051	67,000	44,758
3.00%, 3/17/2052	480,000	322,932
BP Capital Markets plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (c) (e) (f)	85,000	81,600
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (c) (e) (f)	155,000	140,856
Buckeye Partners LP
3.95%, 12/1/2026	345,000	307,536
4.13%, 12/1/2027	175,000	153,151
California Resources Corp. 7.13%, 2/1/2026 (a)	140,000	142,100
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	16,353
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	200,000	200,199
Cheniere Energy Partners LP
4.50%, 10/1/2029	469,000	429,448

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.00%, 3/1/2031	135,000	118,812
3.25%, 1/31/2032	240,000	196,361
Chesapeake Energy Corp.
5.88%, 2/1/2029 (a)	370,000	348,409
6.75%, 4/15/2029 (a)	115,000	112,435
Chevron Corp. 2.00%, 5/11/2027	171,000	156,592
Chord Energy Corp. 6.38%, 6/1/2026 (a)	260,000	256,100
CNX Resources Corp. 7.25%, 3/14/2027 (a)	182,000	179,618
Comstock Resources, Inc.
6.75%, 3/1/2029 (a)	405,000	353,972
5.88%, 1/15/2030 (a)	35,000	29,181
ConocoPhillips Co.
3.80%, 3/15/2052	300,000	238,926
4.03%, 3/15/2062	233,000	185,544
Coterra Energy, Inc. 3.90%, 5/15/2027	30,000	28,477
Crescent Energy Finance LLC 7.25%, 5/1/2026 (a)	185,000	172,065
Crestwood Midstream Partners LP
5.75%, 4/1/2025	100,000	98,082
5.63%, 5/1/2027 (a)	295,000	278,200
8.00%, 4/1/2029 (a)	215,000	216,150
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	360,000	312,192
4.38%, 6/15/2031 (a)	180,000	151,385
4.30%, 4/15/2032 (a)	80,000	70,484
Energy Transfer LP
4.15%, 9/15/2029	150,000	140,174
5.75%, 2/15/2033	120,000	120,327
5.80%, 6/15/2038	100,000	95,336
5.35%, 5/15/2045	45,000	38,459
EnLink Midstream LLC 5.38%, 6/1/2029	250,000	236,833
EnLink Midstream Partners LP
4.85%, 7/15/2026	280,000	270,889
5.60%, 4/1/2044	9,000	7,231
Enterprise Products Operating LLC
2.80%, 1/31/2030	37,000	32,555
5.35%, 1/31/2033	110,000	112,122
3.30%, 2/15/2053	30,000	20,885
EQM Midstream Partners LP
4.13%, 12/1/2026	90,000	82,788
7.50%, 6/1/2027 (a)	160,000	160,985
6.50%, 7/1/2027 (a)	160,000	156,297
5.50%, 7/15/2028	365,000	342,142
4.50%, 1/15/2029 (a)	215,000	187,840
4.75%, 1/15/2031 (a)	195,000	167,345
Exxon Mobil Corp.
4.23%, 3/19/2040	400,000	366,148
3.10%, 8/16/2049	220,000	159,598

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	64,000	51,411
4.32%, 12/30/2039 (a)	20,000	14,367
Genesis Energy LP
6.25%, 5/15/2026	275,000	261,198
8.00%, 1/15/2027	110,000	107,143
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	44,000	43,480
2.60%, 10/15/2025 (a)	112,000	103,260
Gulfport Energy Corp. 8.00%, 5/17/2026 (a)	360,000	359,100
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	103,031
5.50%, 10/15/2030 (a)	275,000	249,203
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	555,000	502,363
Holly Energy Partners LP 6.38%, 4/15/2027 (a)	240,000	236,934
Kinder Morgan, Inc. 3.25%, 8/1/2050	75,000	47,067
Kinetik Holdings LP 5.88%, 6/15/2030 (a)	300,000	284,250
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	270,000	254,955
MPLX LP
2.65%, 8/15/2030	70,000	58,601
4.95%, 3/14/2052	55,000	45,276
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	95,000	90,771
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	10,000	8,266
NuStar Logistics LP
5.75%, 10/1/2025	60,000	58,598
5.63%, 4/28/2027	395,000	373,902
Occidental Petroleum Corp.
8.88%, 7/15/2030	150,000	172,860
6.63%, 9/1/2030	385,000	401,363
Permian Resources Operating LLC 5.38%, 1/15/2026 (a)	165,000	155,687
Pioneer Natural Resources Co. 1.13%, 1/15/2026	50,000	45,242
Range Resources Corp.
4.88%, 5/15/2025	45,000	44,113
8.25%, 1/15/2029	380,000	395,761
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	90,000	89,965
5.88%, 6/30/2026	20,000	20,288
4.50%, 5/15/2030	894,000	845,304
SM Energy Co.
6.75%, 9/15/2026	160,000	154,479
6.63%, 1/15/2027	285,000	273,927
Southwestern Energy Co.
5.70%, 1/23/2025 (g)	2,000	1,987
8.38%, 9/15/2028	305,000	317,908
5.38%, 2/1/2029	320,000	297,993
5.38%, 3/15/2030	215,000	197,617
Spectra Energy Partners LP 4.50%, 3/15/2045	15,000	12,159
Summit Midstream Holdings LLC 9.00%, 10/15/2026 (a) (g)	185,000	176,283

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	83,000	88,179
Sunoco LP
6.00%, 4/15/2027	185,000	181,951
5.88%, 3/15/2028	100,000	96,317
4.50%, 5/15/2029	180,000	160,234
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	45,000	44,888
6.00%, 3/1/2027 (a)	395,000	369,338
5.50%, 1/15/2028 (a)	55,000	49,658
6.00%, 12/31/2030 (a)	280,000	243,244
6.00%, 9/1/2031 (a)	40,000	34,017
Targa Resources Corp. 5.20%, 7/1/2027	31,000	30,602
TotalEnergies Capital International SA (France)
3.46%, 7/12/2049	234,000	178,359
3.13%, 5/29/2050	80,000	56,926
TransCanada PipeLines Ltd. (Canada) 5.10%, 3/15/2049	48,000	43,968
Valero Energy Corp. 2.15%, 9/15/2027	25,000	22,375
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	570,000	495,916
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	1,300,000	1,306,500
Vital Energy, Inc. 9.50%, 1/15/2025	255,000	252,240
Western Midstream Operating LP
4.50%, 3/1/2028	225,000	211,502
4.75%, 8/15/2028	30,000	28,329
Williams Cos., Inc. (The)
2.60%, 3/15/2031	1,525,000	1,261,330
5.40%, 3/4/2044	50,000	45,759
		25,318,317
Passenger Airlines — 0.2%
American Airlines, Inc.
11.75%, 7/15/2025 (a)	345,000	377,908
5.50%, 4/20/2026 (a)	555,000	544,677
5.75%, 4/20/2029 (a)	390,000	373,695
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	26,882	26,036
Delta Air Lines, Inc. 7.38%, 1/15/2026	105,000	110,216
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	480,250	479,427
United Airlines Holdings, Inc.
5.00%, 2/1/2024	20,000	19,700
4.88%, 1/15/2025	16,000	15,640
		1,947,299
Personal Care Products — 0.3%
Edgewell Personal Care Co.
5.50%, 6/1/2028 (a)	295,000	275,825
4.13%, 4/1/2029 (a)	70,000	60,375
Estee Lauder Cos., Inc. (The) 2.60%, 4/15/2030	258,000	226,886
Kenvue, Inc.
4.90%, 3/22/2033 (a)	1,500,000	1,527,433
5.10%, 3/22/2043 (a)	300,000	301,947

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
5.05%, 3/22/2053 (a)	225,000	226,488
Prestige Brands, Inc. 5.13%, 1/15/2028 (a)	265,000	253,075
		2,872,029
Pharmaceuticals — 0.9%
Astrazeneca Finance LLC (United Kingdom)
4.90%, 3/3/2030	1,130,000	1,146,988
4.88%, 3/3/2033	500,000	509,346
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	216,975
8.50%, 1/31/2027 (a)	88,000	46,200
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	402,000	356,794
5.75%, 8/15/2027 (a)	30,000	18,837
5.00%, 1/30/2028 (a)	30,000	13,181
4.88%, 6/1/2028 (a)	280,000	168,868
5.00%, 2/15/2029 (a)	175,000	76,155
Bayer US Finance II LLC (Germany) 3.38%, 7/15/2024 (a)	70,000	68,289
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	164,000	148,438
2.35%, 11/13/2040	480,000	334,704
3.70%, 3/15/2052	160,000	127,805
Catalent Pharma Solutions, Inc. 3.13%, 2/15/2029 (a)	225,000	183,119
Elanco Animal Health, Inc. 6.65%, 8/28/2028 (g)	215,000	205,736
Eli Lilly & Co.
4.70%, 2/27/2033	595,000	605,881
2.25%, 5/15/2050	70,000	44,832
4.95%, 2/27/2063	400,000	397,186
Jazz Securities DAC 4.38%, 1/15/2029 (a)	200,000	179,196
Merck & Co., Inc.
2.75%, 12/10/2051	170,000	115,868
5.00%, 5/17/2053	135,000	135,873
5.15%, 5/17/2063	105,000	105,938
Organon & Co.
4.13%, 4/30/2028 (a)	400,000	356,097
5.13%, 4/30/2031 (a)	200,000	169,710
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (g) (h)	80,000	59,094
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	380,000	381,524
5.30%, 5/19/2053	315,000	324,284
5.34%, 5/19/2063	315,000	315,417
Pfizer, Inc. 4.40%, 5/15/2044	500,000	468,715
Royalty Pharma plc 1.20%, 9/2/2025	166,000	150,034
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	145,000	136,828
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,003,430
3.03%, 7/9/2040	400,000	298,925

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.
2.00%, 5/15/2030	245,000	204,540
5.60%, 11/16/2032	284,000	299,689
		9,374,496
Real Estate Management & Development — 0.0% ^
Kennedy-Wilson, Inc. 4.75%, 3/1/2029	75,000	58,922
Realogy Group LLC 5.75%, 1/15/2029 (a)	105,000	75,856
		134,778
Residential REITs — 0.0% ^
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	30,149
Camden Property Trust 3.15%, 7/1/2029	130,000	115,800
ERP Operating LP 3.25%, 8/1/2027	31,000	28,771
Essex Portfolio LP 2.65%, 3/15/2032	45,000	36,242
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	96,719
UDR, Inc. 2.10%, 8/1/2032	45,000	34,443
		342,124
Retail REITs — 0.0% ^
NNN REIT, Inc. 3.60%, 12/15/2026	39,000	36,707
Realty Income Corp.
4.13%, 10/15/2026	44,000	42,904
3.25%, 1/15/2031	9,000	7,875
Regency Centers LP 3.70%, 6/15/2030	135,000	121,467
Scentre Group Trust 1 (Australia) 3.50%, 2/12/2025 (a)	150,000	144,803
		353,756
Semiconductors & Semiconductor Equipment — 0.6%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	265,000	264,616
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	250,000	218,750
Analog Devices, Inc.
3.50%, 12/5/2026	25,000	24,267
2.95%, 10/1/2051	107,000	75,025
Entegris Escrow Corp. 5.95%, 6/15/2030 (a)	415,000	399,790
Intel Corp.
5.20%, 2/10/2033	400,000	402,441
5.63%, 2/10/2043	1,105,000	1,104,789
5.70%, 2/10/2053	85,000	83,967
KLA Corp.
4.65%, 7/15/2032	280,000	279,809
3.30%, 3/1/2050	280,000	207,414
Marvell Technology, Inc. 2.95%, 4/15/2031	85,000	71,246
Microchip Technology, Inc. 0.97%, 2/15/2024	25,000	24,141
NVIDIA Corp. 2.00%, 6/15/2031	455,000	382,885
NXP BV (China)
3.25%, 5/11/2041	70,000	49,560
3.13%, 2/15/2042	180,000	124,009
ON Semiconductor Corp. 3.88%, 9/1/2028 (a)	375,000	338,636

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
QUALCOMM, Inc.
4.25%, 5/20/2032	55,000	53,544
4.50%, 5/20/2052	35,000	31,134
Synaptics, Inc. 4.00%, 6/15/2029 (a)	170,000	142,375
Texas Instruments, Inc. 5.05%, 5/18/2063	221,000	216,118
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	806,880
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	325,048
Xilinx, Inc. 2.38%, 6/1/2030	239,000	206,788
		5,833,232
Software — 0.4%
Black Knight InfoServ LLC 3.63%, 9/1/2028 (a)	220,000	196,900
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	260,000	229,729
Microsoft Corp.
2.92%, 3/17/2052	490,000	362,578
2.68%, 6/1/2060	250,000	167,127
NCR Corp.
5.75%, 9/1/2027 (a)	115,000	114,375
5.00%, 10/1/2028 (a)	390,000	342,866
5.13%, 4/15/2029 (a)	175,000	153,081
6.13%, 9/1/2029 (a)	161,000	159,678
Oracle Corp.
2.65%, 7/15/2026	583,000	543,757
2.30%, 3/25/2028	15,000	13,271
4.90%, 2/6/2033	245,000	236,654
3.80%, 11/15/2037	150,000	121,872
3.65%, 3/25/2041	115,000	86,806
3.95%, 3/25/2051	15,000	11,001
5.55%, 2/6/2053	150,000	140,076
4.38%, 5/15/2055	55,000	42,516
Roper Technologies, Inc. 1.75%, 2/15/2031	355,000	280,825
SS&C Technologies, Inc. 5.50%, 9/30/2027 (a)	355,000	338,845
VMware, Inc. 4.65%, 5/15/2027	105,000	102,970
Workday, Inc. 3.70%, 4/1/2029	172,000	160,010
		3,804,937
Specialized REITs — 0.2%
American Tower Corp.
1.45%, 9/15/2026	85,000	75,245
2.95%, 1/15/2051	25,000	15,434
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	249,366
Equinix, Inc. 3.90%, 4/15/2032	80,000	71,831
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	315,000	294,751
5.00%, 7/15/2028 (a)	385,000	352,490
Life Storage LP 2.20%, 10/15/2030	88,000	70,930
Public Storage 2.25%, 11/9/2031	90,000	74,049
SBA Communications Corp. 3.13%, 2/1/2029	455,000	383,263
		1,587,359

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — 0.6%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	297,000	270,873
4.63%, 11/15/2029 (a)	125,000	110,181
Bath & Body Works, Inc.
5.25%, 2/1/2028	175,000	166,518
7.50%, 6/15/2029	518,000	523,670
6.88%, 11/1/2035	235,000	212,886
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	295,000	207,522
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	300,000	262,695
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	628,545
4.50%, 9/15/2032	350,000	347,995
4.25%, 4/1/2046	301,000	264,002
4.95%, 9/15/2052	206,000	199,846
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	310,000	267,076
Lowe's Cos., Inc.
1.70%, 10/15/2030	170,000	135,910
4.25%, 4/1/2052	315,000	252,002
5.63%, 4/15/2053	585,000	571,178
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	58,214
4.70%, 6/15/2032	90,000	87,679
Penske Automotive Group, Inc. 3.75%, 6/15/2029	334,000	286,093
PetSmart, Inc. 4.75%, 2/15/2028 (a)	750,000	693,903
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	305,000	252,352
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	410,000	361,780
Staples, Inc.
7.50%, 4/15/2026 (a)	290,000	238,373
10.75%, 4/15/2027 (a)	23,000	14,103
		6,413,396
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.
4.38%, 5/13/2045	429,000	405,547
2.65%, 2/8/2051	500,000	341,870
4.85%, 5/10/2053	490,000	492,996
2.85%, 8/5/2061	500,000	334,534
Dell International LLC
4.90%, 10/1/2026	30,000	29,802
5.30%, 10/1/2029	400,000	398,471
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	129,618
3.13%, 7/15/2029	335,000	256,487
8.25%, 12/15/2029 (a)	924,000	944,816
4.13%, 1/15/2031	114,000	92,908
8.50%, 7/15/2031 (a)	230,000	235,621
9.63%, 12/1/2032 (a)	140,000	152,787
		3,815,457

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Textiles, Apparel & Luxury Goods — 0.0% ^
Hanesbrands, Inc. 4.88%, 5/15/2026 (a)	130,000	121,079
William Carter Co. (The) 5.63%, 3/15/2027 (a)	100,000	97,640
		218,719
Tobacco — 0.5%
Altria Group, Inc.
2.45%, 2/4/2032	80,000	62,642
3.40%, 2/4/2041	145,000	99,371
3.88%, 9/16/2046	95,000	65,855
BAT Capital Corp. (United Kingdom)
3.56%, 8/15/2027	141,000	129,638
2.26%, 3/25/2028	1,045,000	897,902
4.39%, 8/15/2037	600,000	474,534
4.54%, 8/15/2047	665,000	476,626
Imperial Brands Finance plc (United Kingdom) 6.13%, 7/27/2027 (a)	285,000	289,868
Philip Morris International, Inc.
3.13%, 3/2/2028	49,000	45,500
5.75%, 11/17/2032	820,000	840,389
5.38%, 2/15/2033	1,045,000	1,038,052
4.38%, 11/15/2041	345,000	289,417
4.13%, 3/4/2043	100,000	79,308
		4,789,102
Trading Companies & Distributors — 0.3%
Air Lease Corp.
3.38%, 7/1/2025	92,000	87,256
1.88%, 8/15/2026	50,000	44,172
Aviation Capital Group LLC 4.13%, 8/1/2025 (a)	110,000	103,506
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	565,000	536,471
Imola Merger Corp. 4.75%, 5/15/2029 (a)	540,000	464,513
United Rentals North America, Inc.
4.88%, 1/15/2028	235,000	224,193
5.25%, 1/15/2030	695,000	658,757
3.88%, 2/15/2031	185,000	158,727
WESCO Distribution, Inc.
7.13%, 6/15/2025 (a)	85,000	85,622
7.25%, 6/15/2028 (a)	570,000	582,606
		2,945,823
Transportation Infrastructure — 0.0% ^
Transurban Finance Co. Pty. Ltd. (Australia) 2.45%, 3/16/2031 (a)	212,000	173,863
Wireless Telecommunication Services — 0.5%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	85,000	79,156
6.63%, 8/1/2026	215,000	198,576
Rogers Communications, Inc. (Canada) 4.55%, 3/15/2052 (a)	40,000	31,765
Sprint LLC
7.88%, 9/15/2023	8,000	8,024
7.13%, 6/15/2024	30,000	30,308

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Wireless Telecommunication Services — continued
7.63%, 3/1/2026	296,000	309,460
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,111,910
2.63%, 2/15/2029	28,000	24,478
3.38%, 4/15/2029	1,250,000	1,131,323
2.55%, 2/15/2031	67,000	56,045
5.20%, 1/15/2033	250,000	250,117
5.05%, 7/15/2033	940,000	926,877
		5,158,039
Total Corporate Bonds (Cost $319,810,529)		307,510,645
Mortgage-Backed Securities — 17.3%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	68,301	67,583
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,489,468
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,133,624
Pool # N31271, 4.50%, 1/1/2036	13,406	13,062
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	955,355	819,231
FHLMC UMBS, 30 Year
Pool # QA5045, 4.00%, 11/1/2049	75,225	71,733
Pool # QB1397, 2.50%, 7/1/2050	2,229,559	1,913,623
Pool # SD2301, 3.50%, 3/1/2052	1,454,552	1,337,802
Pool # SD1464, 3.00%, 5/1/2052	1,060,300	944,735
Pool # SD1303, 4.50%, 7/1/2052	1,602,409	1,553,980
Pool # QE8091, 4.00%, 8/1/2052	1,760,756	1,665,748
Pool # SD1725, 4.00%, 10/1/2052	1,953,791	1,846,628
Pool # QF3433, 5.00%, 11/1/2052	1,962,527	1,946,545
Pool # RA8766, 5.00%, 3/1/2053	1,984,904	1,955,182
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	334,536	322,693
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	98,880	96,046
Pool # AL4244, 4.00%, 7/1/2042	112,998	110,360
Pool # BM1164, 3.50%, 12/1/2045	78,566	73,357
Pool # MA3073, 4.50%, 7/1/2047	18,634	18,365
Pool # BK4769, 5.00%, 8/1/2048	331,944	332,480
Pool # BN5013, 5.00%, 1/1/2049	111,478	111,831
Pool # BO1073, 4.50%, 6/1/2049	27,890	27,267
Pool # BO3039, 3.00%, 7/1/2049	160,818	144,144
Pool # BN6475, 4.00%, 7/1/2049	7,758	7,416
Pool # BO2562, 4.00%, 7/1/2049	81,742	78,171
Pool # BO4519, 4.00%, 8/1/2049	3,492	3,330
Pool # BO2203, 3.50%, 9/1/2049	238,025	220,858
Pool # FS1186, 3.50%, 1/1/2050	1,745,340	1,619,871
Pool # CA5702, 2.50%, 5/1/2050	1,361,051	1,175,087
Pool # BU0070, 2.50%, 10/1/2051	942,267	806,398
Pool # FS0009, 3.50%, 11/1/2051	3,240,886	2,982,223
Pool # FM9961, 3.00%, 12/1/2051	466,311	414,329

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CB2637, 2.50%, 1/1/2052	479,762	411,487
Pool # BV0273, 3.00%, 1/1/2052	297,945	265,908
Pool # CB2670, 3.00%, 1/1/2052	447,249	397,213
Pool # BV3930, 3.00%, 2/1/2052	584,612	519,762
Pool # BV0295, 3.50%, 2/1/2052	627,315	587,751
Pool # FS0957, 3.00%, 3/1/2052	277,573	246,429
Pool # FS1954, 3.00%, 3/1/2052	1,846,500	1,671,233
Pool # CB3132, 3.50%, 3/1/2052	2,929,157	2,691,420
Pool # BW6017, 3.50%, 5/1/2052	591,208	546,691
Pool # CB3608, 3.50%, 5/1/2052	5,003,585	4,600,697
Pool # FS2588, 4.50%, 8/1/2052	1,644,541	1,596,999
Pool # FS3536, 4.50%, 8/1/2052	1,944,074	1,884,415
Pool # CB4830, 4.50%, 9/1/2052	1,414,005	1,379,142
Pool # FS3829, 4.50%, 9/1/2052	1,375,590	1,335,808
Pool # CB4628, 5.00%, 9/1/2052	2,383,676	2,348,001
Pool # CB4837, 5.00%, 10/1/2052	1,486,416	1,483,444
Pool # BX0627, 5.00%, 11/1/2052	1,983,274	1,967,125
Pool # CB5413, 4.00%, 12/1/2052	1,983,792	1,876,142
Pool # CB5428, 4.50%, 12/1/2052	1,986,032	1,935,837
Pool # BX3808, 5.00%, 3/1/2053	1,009,628	999,805
Pool # BX3811, 5.00%, 3/1/2053	1,626,303	1,604,877
Pool # CB5896, 5.00%, 3/1/2053	1,972,634	1,946,753
Pool # BX3824, 5.50%, 3/1/2053	364,035	364,656
Pool # CB5907, 5.50%, 3/1/2053	1,131,338	1,137,618
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	139,790	134,052
Pool # AM0414, 2.87%, 9/1/2027	396,319	375,555
Pool # AN7560, 2.90%, 12/1/2027	182,120	170,097
Pool # BL2367, 3.48%, 5/1/2029	533,835	508,443
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,372,247
Pool # BS8075, 5.00%, 9/1/2029	1,500,000	1,545,749
Pool # BS1577, 1.82%, 2/1/2030	853,542	731,673
Pool # BS6827, 4.19%, 5/1/2030	911,675	900,930
Pool # BS4878, 2.44%, 6/1/2030	591,315	524,750
Pool # 387898, 3.71%, 8/1/2030	741,512	706,180
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,691,227
Pool # BS5985, 3.99%, 11/1/2030	425,000	413,600
Pool # BS8033, 4.43%, 11/1/2030	3,090,000	3,085,656
Pool # BS8306, 4.52%, 12/1/2030	2,997,507	3,014,981
Pool # BL9645, 1.50%, 1/1/2031	100,000	80,810
Pool # BL9627, 1.56%, 1/1/2031	500,000	405,999
Pool # BS1731, 1.82%, 1/1/2031	968,678	814,765
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,211,137
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	972,008
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	799,401
Pool # BS4116, 2.28%, 10/1/2031	771,678	656,182
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,233,873
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	912,744
Pool # BS3464, 2.03%, 1/1/2032	1,112,000	923,584

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,671,848
Pool # BM7037, 1.75%, 3/1/2032 (j)	1,099,480	900,632
Pool # BS4654, 2.39%, 3/1/2032	1,467,505	1,260,734
Pool # BL6367, 1.82%, 4/1/2032	329,478	271,335
Pool # BS5130, 2.55%, 4/1/2032	490,396	427,981
Pool # BS5463, 3.34%, 5/1/2032	1,763,067	1,630,400
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,096,062
Pool # BS5195, 2.80%, 6/1/2032	2,042,650	1,800,544
Pool # BS5875, 3.66%, 6/1/2032	2,128,918	1,998,667
Pool # BS6301, 3.67%, 8/1/2032	945,000	890,787
Pool # BS6385, 3.89%, 8/1/2032	2,471,707	2,377,844
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,491,314
Pool # BS6502, 3.41%, 9/1/2032	2,995,474	2,781,476
Pool # BS6335, 3.75%, 9/1/2032	1,030,000	978,315
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,003,716
Pool # BS6347, 4.03%, 9/1/2032	350,000	333,683
Pool # BS6759, 3.97%, 10/1/2032	899,968	870,665
Pool # BL8708, 1.40%, 11/1/2032	200,000	152,306
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	991,861
Pool # BS6849, 4.23%, 11/1/2032	794,382	782,130
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,301,092
Pool # BS6994, 4.85%, 11/1/2032	661,000	677,740
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,295,573
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,045,422
Pool # BS7663, 4.71%, 1/1/2033	2,000,000	2,033,538
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,218,529
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,396,676
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,995,855
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,759,947
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	2,009,206
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,521,832
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	2,013,991
Pool # BS8703, 4.48%, 6/1/2033 ‡ (i)	3,000,000	3,004,016
Pool # AN6000, 3.21%, 7/1/2033	963,284	877,816
Pool # AN9725, 3.76%, 7/1/2033	101,591	96,903
Pool # BS4197, 2.14%, 12/1/2033	500,000	411,094
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	938,996
Pool # BL3772, 2.92%, 10/1/2034	685,262	604,975
Pool # BS5018, 2.88%, 10/1/2035	750,000	612,483
Pool # AN7345, 3.21%, 11/1/2037	627,566	564,206
Pool # MA1072, 3.50%, 5/1/2042	10,050	9,435
Pool # BF0230, 5.50%, 1/1/2058	397,881	410,019
Pool # BF0400, 4.00%, 8/1/2059	697,471	658,281
Pool # BF0497, 3.00%, 7/1/2060	71,963	61,926
Pool # BF0560, 2.50%, 9/1/2061	915,431	757,324
Pool # BF0562, 3.50%, 9/1/2061	908,297	828,909
Pool # BF0583, 4.00%, 12/1/2061	910,122	859,794
Pool # BF0586, 5.00%, 12/1/2061	935,380	924,151
Pool # BF0617, 2.50%, 3/1/2062 (i)	3,227,944	2,664,440

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0677, 4.00%, 9/1/2062 (i)	3,189,836	3,013,438
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 4.00%, 6/25/2053 (i)	1,825,000	1,724,055
GNMA I, 30 Year
Pool # CO1928, 5.50%, 10/15/2052	1,283,474	1,322,651
Pool # CR2369, 6.00%, 1/15/2053	1,809,172	1,912,974
GNMA II
Pool # CJ7125, ARM, 6.11%, 10/20/2071 (j)	463,339	473,548
Pool # CJ7141, ARM, 6.04%, 11/20/2071 (j)	445,554	453,777
Pool # CE9384, ARM, 6.11%, 11/20/2071 (j)	748,262	764,211
Pool # CE5557, ARM, 6.21%, 11/20/2071 (j)	101,433	104,298
Pool # CK2792, ARM, 6.21%, 3/20/2072 (j)	811,533	835,201
Pool # CO0363, ARM, 6.37%, 7/20/2072 (j)	781,902	814,243
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	33,367	32,438
Pool # BB3525, 4.00%, 9/20/2047	23,867	22,991
Pool # BM2418, 4.00%, 8/20/2049	16,006	15,611
Pool # BN7049, 4.50%, 8/20/2049	137,360	134,836
Pool # BP7160, 4.50%, 9/20/2049	86,119	86,683
Pool # CC9803, 4.00%, 4/20/2051	286,972	273,544
Pool # MA7534, 2.50%, 8/20/2051	4,491,494	3,928,969
Pool # MA7705, 2.50%, 11/20/2051	6,175,318	5,409,475
Pool # CH7863, 3.50%, 12/20/2051	665,862	621,012
Pool # CI2080, 3.50%, 12/20/2051	842,399	760,387
Pool # CH0876, 3.00%, 1/20/2052	109,818	99,257
Pool # CH0877, 3.00%, 1/20/2052	271,915	245,679
Pool # CH0878, 3.00%, 1/20/2052	306,286	276,621
Pool # CJ3916, 3.00%, 1/20/2052	740,299	682,140
Pool # CK2608, 3.00%, 1/20/2052	469,056	422,922
Pool # CK4909, 3.00%, 1/20/2052	97,344	87,770
Pool # CK4916, 3.00%, 1/20/2052	211,964	190,781
Pool # CJ8184, 3.50%, 1/20/2052	611,285	566,948
Pool # CK4918, 3.50%, 1/20/2052	71,604	66,869
Pool # CK7137, 4.00%, 1/20/2052	474,373	441,321
Pool # CK2667, 3.00%, 2/20/2052	608,108	547,258
Pool # CK2672, 3.50%, 2/20/2052	585,949	547,027
Pool # CM2154, 3.00%, 3/20/2052	779,996	700,369
Pool # CM2278, 3.50%, 4/20/2052	853,196	795,466
Pool # CO4826, 5.00%, 6/20/2052	566,271	559,197
Pool # CO4847, 5.00%, 7/20/2052	845,464	834,902
Pool # MA8200, 4.00%, 8/20/2052	1,920,280	1,824,477
Pool # CO1924, 4.50%, 10/20/2052	1,196,308	1,174,104
Pool # CP8517, 4.50%, 10/20/2052	991,025	949,969
Pool # CO1925, 5.00%, 10/20/2052	991,838	999,059
Total Mortgage-Backed Securities (Cost $185,930,688)		180,270,973
Asset-Backed Securities — 17.2%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	961,196
ACHV ABS TRUST
Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	1,977,000	1,976,151

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2PL, Class C, 7.27%, 5/20/2030 (a)	2,900,000	2,893,980
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.51%, 12/18/2037 (a) (j)	250,000	233,016
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	384,800	339,923
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	180,469	162,467
American Credit Acceptance Receivables Trust
Series 2020-2, Class C, 3.88%, 4/13/2026 (a)	81,124	80,656
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	278,014
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	506,000	497,421
American Homes 4 Rent Trust
Series 2014-SFR3, Class B, 4.20%, 12/17/2036 (a)	125,000	121,634
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	147,087
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 (a)	400,000	391,124
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	89,122	85,777
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (a)	500,000	464,868
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	375,000	354,996
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	1,892,996
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	318,717
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,500,000	1,361,469
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,696,524
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	380,194
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,000,000	864,608
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	665,200
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	1,000,000	852,074
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,085,000	1,772,605
Aqua Finance Trust Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	222,895	206,512
Avid Automobile Receivables Trust Series 2019-1, Class D, 4.03%, 7/15/2026 (a)	300,000	297,797
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	101,425	100,031
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	499,315	472,201
Series 2020-1A, Class B, 3.97%, 11/15/2035 ‡ (a)	3,057,385	2,863,940
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	203,939	187,626
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (a)	460,040	407,738
Series 2021-1A, Class C, 5.07%, 4/15/2036 ‡ (a)	202,682	186,165
BXG Receivables Note Trust Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	1,827,083	1,688,066
CarNow Auto Receivables Trust Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	161,615	159,468
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	72,601	71,800
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	1,970,391
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (j)	401,843	365,754
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	884,893	761,929
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (g)	965,972	769,393
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	799,438
CoreVest American Finance Trust
Series 2019-1, Class E, 5.60%, 3/15/2052 (a) (j)	551,000	511,150
Series 2019-2, Class E, 5.24%, 6/15/2052 (a) (j)	650,000	586,118
Series 2019-3, Class E, 4.75%, 10/15/2052 (a) (j)	570,000	482,310

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,056,275
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	718,177
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	1,000,000	986,722
Credit Acceptance Auto Loan Trust
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,003,046
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,703,226
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,493,929
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	221,493
Delta Air Lines Pass-Through Trust Series 2019-1, Class AA, 3.20%, 4/25/2024	15,000	14,637
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	198,025	182,075
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	173,706	157,196
Drive Auto Receivables Trust Series 2020-2, Class D, 3.05%, 5/15/2028	750,000	733,060
DT Auto Owner Trust
Series 2020-2A, Class D, 4.73%, 3/16/2026 (a)	500,000	492,152
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,390,025
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,435,640
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,596,392
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	427,036	376,572
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	152,513	135,428
Exeter Automobile Receivables Trust
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	1,248	1,246
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	400,000	396,504
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	963,481
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	1,003,637
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,011,055
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,348,054
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	923,823
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	163,367	156,854
Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	1,125,519	1,109,426
FirstKey Homes Trust
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,103,777
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,043,175
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	1,500,000	1,368,349
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	907,999
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	507,968
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,135,805
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	426,061
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	600,000	511,267
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	544,226
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	695,721
Series 2022-SFR1, Class E2, 5.00%, 5/17/2039 (a)	2,000,000	1,816,334
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	429,078
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	261,012
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	458,265

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	532,131
Series 2022-3, Class E, 7.95%, 10/15/2029 (a)	1,000,000	916,695
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (j)	900,000	711,154
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	2,000,000	1,867,729
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	539,106
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	948,275
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,092,296	1,021,440
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	283,543
Series 2020-1A, Class C, 5.75%, 7/16/2040 ‡ (a)	1,450,000	1,345,211
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	536,000	458,692
Series 2023-1A, Class D, 9.18%, 12/15/2043 ‡ (a)	2,000,000	1,978,968
FREED ABS Trust
Series 2021-2, Class C, 1.94%, 6/19/2028 (a)	143,537	140,661
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	700,000	630,617
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (a)	500,000	498,844
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	1,000,000	1,021,268
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	857,192
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	1,000,000	949,025
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,353,623
Series 2022-3A, Class E, 8.35%, 10/15/2029 (a)	750,000	723,181
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	1,983,538
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,574,532
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 7.48%, 4/20/2037 (a) (j)	1,000,000	975,133
Series 2022-FL3, Class E, 9.18%, 4/20/2037 (a) (j)	663,500	626,093
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	289,947	276,948
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	522,734	511,532
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	192,099	188,979
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	81,845	75,693
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	368,301	341,226
HINNT LLC Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	626,083	595,321
Home Partners of America Trust Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	957,452	888,761
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	1,000,000	875,803
Lendmark Funding Trust
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	870,000	674,763
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,000,000	826,153
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	530,000	526,620
LP LMS Asset Securitization Trust
6.17%, 10/15/2028 ‡	550,000	537,020
Series 2023-1A, Class B, 7.48%, 10/17/2033 ‡ (a)	1,500,000	1,402,255
Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	1,279,036	1,284,084
Mariner Finance Issuance Trust
Series 2019-AA, Class D, 5.44%, 7/20/2032 (a)	1,500,000	1,392,311
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	2,070,000	1,810,714

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	351,000	292,132
Series 2022-AA, Class D, 9.10%, 10/20/2037 (a)	650,000	653,528
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	989,261
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	373,765
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	1,584,000	1,582,291
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	116,182	109,457
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	1,161,820	1,108,443
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	54,647	50,603
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	2,908,988	2,880,668
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	855,212	866,141
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	2,076,455	2,063,726
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	32,723	30,759
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	1,974,210	1,883,936
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	298,540
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	358,738
NMEF Funding LLC Series 2021-A, Class C, 2.58%, 12/15/2027 (a)	600,000	571,341
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	176,914	163,818
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	670,930	605,241
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	187,835	168,698
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	2,713,730	2,460,381
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	708,559	655,539
Octane Receivables Trust
Series 2020-1A, Class C, 2.89%, 3/20/2026 (a)	350,000	336,215
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,383,711
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,010,630
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	956,458
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	1,396,436	1,331,125
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	331,654	316,988
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	1,500,000	1,500,367
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	1,912,000	1,942,994
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	400,000	357,709
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	100,000	91,033
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	716,803
Pagaya AI Debt Selection Trust Series 2021-1, Class B, 2.13%, 11/15/2027 (a)	499,794	485,711
PFP Ltd. (Cayman Islands)
Series 2021-7, Class C, 6.76%, 4/14/2038 (a) (j)	164,992	152,059
Series 2021-7, Class D, 7.51%, 4/14/2038 (a) (j)	169,991	158,799
Porsche Financial Auto Securitization Trust Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,500,000	1,498,003
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,213,329
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (g)	535,805	499,681
Series 2021-RN3, Class A1, 1.84%, 9/25/2051 (a) (g)	762,405	695,570
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (a) (g)	295,623	280,399

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	390,104
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	558,991
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	592,551
Series 2020-SFR3, Class E, 2.30%, 10/17/2027 (a)	2,300,000	2,067,285
Series 2020-SFR3, Class G, 4.11%, 10/17/2027 (a)	500,000	454,161
Series 2020-SFR1, Class C, 2.18%, 4/17/2037 (a)	2,100,000	1,944,240
Series 2020-SFR1, Class E, 3.03%, 4/17/2037 (a)	425,000	395,533
Series 2020-SFR1, Class F, 3.43%, 4/17/2037 (a)	450,000	418,911
Series 2020-SFR2, Class D, 3.87%, 6/17/2037 (a)	750,000	707,676
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	400,000	348,694
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	812,473
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	228,173
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,258,919
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	617,937
Series 2022-SFR5, Class E2, 6.86%, 6/17/2039 (a)	388,000	368,292
Series 2023-SFR1, Class E2, 6.60%, 3/17/2040 (a)	796,000	758,292
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	632,454
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	750,000	638,458
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.75%, 12/27/2044 (a) (j)	60,614	58,001
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	1,900,000	1,696,160
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	500,000	420,055
Series 2022-2B, Class B, 8.51%, 11/17/2032 (a)	1,227,000	1,249,337
Santander Drive Auto Receivables Trust Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,492,916
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	150,000	140,243
SCF Equipment Leasing LLC Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	941,532
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	511,099	489,474
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	233,364	213,136
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	435,922	413,972
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	694,072	706,114
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,616,169	1,634,178
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	426,550	422,478
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	585,796	524,712
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	325,218	321,940
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	275,318
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	112,362	106,703
Series 2016-2, Class A, 3.10%, 10/7/2028	7,093	6,094
Series 2018-1, Class A, 3.70%, 3/1/2030	11,765	10,266
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	856,000	846,779
Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	957,271
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	1,000,000	1,000,000
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	789,257	778,944
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	972,396	969,151
US Airways Pass-Through Trust Series 2011-1, Class A, 7.13%, 10/22/2023	11,209	11,166

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
US Auto Funding Trust Series 2022-1A, Class D, 9.14%, 7/15/2027 (a)	1,000,000	690,129
USASF Receivables LLC Series 2020-1A, Class D, 9.35%, 3/15/2027 (a)	750,000	753,564
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 (a) (g)	156,091	148,871
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (a) (g)	541,957	493,161
Veros Auto Receivables Trust Series 2021-1, Class B, 1.49%, 10/15/2026 (a)	300,000	289,359
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (g)	1,556,328	1,434,490
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (g)	1,008,242	916,787
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (g)	619,531	564,217
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (g)	203,566	188,718
Westgate Resorts LLC
Series 2020-1A, Class C, 6.21%, 3/20/2034 (a)	74,736	73,648
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	160,183	150,586
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	640,733	594,674
Series 2023-1A, Class C, 7.49%, 12/20/2037 ‡ (a)	3,000,000	3,002,417
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	500,000	462,366
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,258,741
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	979,496
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	908,631
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,231,142
Total Asset-Backed Securities (Cost $183,084,297)		179,759,191
U.S. Treasury Obligations — 16.1%
U.S. Treasury Bonds
4.50%, 8/15/2039	1,534,000	1,664,750
1.13%, 5/15/2040	2,073,000	1,347,207
4.38%, 5/15/2040	370,000	394,325
1.13%, 8/15/2040	6,437,100	4,146,649
1.38%, 11/15/2040	2,866,000	1,921,451
4.75%, 2/15/2041	2,968,000	3,304,914
2.25%, 5/15/2041	4,977,000	3,849,010
4.38%, 5/15/2041	811,000	860,895
2.75%, 11/15/2042	3,551,000	2,936,510
4.00%, 11/15/2042	11,985,000	11,992,491
3.63%, 8/15/2043	2,027,000	1,917,970
3.75%, 11/15/2043	2,226,000	2,143,916
2.88%, 8/15/2045	809,000	670,364
3.38%, 11/15/2048	8,534,000	7,731,937
2.38%, 11/15/2049	7,721,000	5,764,511
2.00%, 2/15/2050	358,000	245,048
1.88%, 2/15/2051	2,622,000	1,731,954
2.38%, 5/15/2051	13,009,000	9,666,805
2.25%, 2/15/2052	1,775,000	1,280,219
4.00%, 11/15/2052	5,604,000	5,760,737
3.63%, 2/15/2053	3,914,000	3,759,275
U.S. Treasury Notes
2.13%, 2/29/2024	156,000	152,386
1.13%, 2/28/2025	565,000	532,512

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.25%, 8/31/2025	1,548,000	1,415,150
3.88%, 1/15/2026	7,383,000	7,331,377
1.13%, 10/31/2026	10,471,000	9,525,747
0.50%, 8/31/2027	6,112,000	5,310,994
3.13%, 8/31/2027	1,895,000	1,839,482
0.63%, 11/30/2027	2,224,000	1,930,536
1.25%, 3/31/2028	180,000	159,757
1.25%, 4/30/2028	4,100,000	3,633,144
1.25%, 9/30/2028	16,718,000	14,679,841
3.13%, 8/31/2029	1,870,000	1,804,842
0.88%, 11/15/2030	430,000	353,524
1.88%, 2/15/2032	5,701,000	4,954,525
2.88%, 5/15/2032	5,040,000	4,741,341
2.75%, 8/15/2032	5,487,000	5,102,267
4.13%, 11/15/2032	14,864,000	15,414,432
U.S. Treasury STRIPS Bonds
2.56%, 5/15/2032 (k)	2,200,000	1,576,590
1.66%, 5/15/2033 (k)	3,205,000	2,202,574
3.73%, 2/15/2034 (k)	4,986,000	3,320,161
4.06%, 8/15/2039 (k)	511,000	266,945
4.18%, 2/15/2040 (k)	2,155,000	1,098,169
2.41%, 11/15/2040 (k)	3,172,000	1,562,780
3.99%, 5/15/2041 (k)	10,019,000	4,801,961
2.34%, 8/15/2041 (k)	207,000	98,141
2.25%, 11/15/2041 (k)	845,000	405,349
2.67%, 2/15/2042 (k)	1,065,000	492,521
1.42%, 2/15/2045 (k)	649,000	269,623
Total U.S. Treasury Obligations (Cost $178,208,289)		168,067,609
Commercial Mortgage-Backed Securities — 4.4%
BAMLL Re-REMIC Trust
Series 2014-FRR4, Class BK29, PO, 4/27/2023 ‡ (a)	156,098	156,098
Series 2014-FRR5, Class AK37, 2.29%, 1/27/2047 (a) (j)	770,000	740,636
BB-UBS Trust Series 2012-SHOW, Class E, 4.03%, 11/5/2036 (a) (j)	225,000	201,711
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,802,276
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	380,000	317,880
Series 2021-FRR1, Class CK45, 1.38%, 2/28/2025 (a) (j)	500,000	444,990
Series 2021-FRR1, Class BK45, 2.09%, 2/28/2025 (a) (j)	600,000	542,263
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	376,415
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	327,351
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	1,150,000	690,929
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	235,338
CSMC OA LLC Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	239,000	172,053
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 6.97%, 1/25/2051 (a) (j)	1,586,040	1,516,471
Series 2021-M2, Class M2, 8.72%, 1/25/2051 (a) (j)	685,000	616,818
Series 2021-MN3, Class M1, 7.27%, 11/25/2051 (a) (j)	479,378	459,105
Series 2022-MN4, Class M1, 9.22%, 5/25/2052 (a) (j)	988,007	978,645

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2022-MN4, Class M2, 11.47%, 5/25/2052 (a) (j)	750,000	732,476
FHLMC, Multifamily Structured Pass-Through Certificates Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	2,950,250
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (j)	1,750,000	1,700,844
Series K088, Class A2, 3.69%, 1/25/2029	350,000	339,928
Series K128, Class X3, IO, 2.78%, 4/25/2031 (j)	550,000	86,969
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,072,116
Series K-151, Class A2, 3.80%, 10/25/2032 (j)	1,050,000	1,004,587
Series K-153, Class A2, 3.82%, 12/25/2032 (j)	1,000,000	957,377
Series K-1520, Class X1, IO, 0.47%, 2/25/2036 (j)	4,487,385	180,279
Series K-1520, Class X3, IO, 3.09%, 4/25/2039 (j)	550,000	136,999
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	948,602
Series Q014, Class X, IO, 2.79%, 10/25/2055 (j)	1,890,195	345,564
FNMA ACES
Series 2017-M3, Class A2, 2.47%, 12/25/2026 (j)	263,639	244,545
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (j)	300,000	238,940
Series 2022-M1G, Class A2, 1.53%, 9/25/2031 (j)	2,700,000	2,190,261
Series 2022-M1, Class A1, 1.67%, 10/25/2031 (j)	479,707	419,199
Series 2022-M3, Class A2, 1.71%, 11/25/2031 (j)	1,400,000	1,136,102
Series 2022-M8, Class A2, 1.94%, 12/25/2031 (j)	2,500,000	2,072,931
Series 2022-M2S, Class A1, 3.75%, 5/25/2032 (j)	989,291	953,815
Series 2022-M13, Class A2, 2.59%, 6/25/2032 (j)	1,372,000	1,193,666
Series 2020-M53, Class A2, 1.68%, 11/25/2032 (j)	1,250,000	987,472
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	45,870	43,179
Series 2021-M3, Class X1, IO, 1.94%, 11/25/2033 (j)	525,310	45,226
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.10%, 8/25/2025 (a) (j)	250,000	229,354
Series 2018-KBX1, Class B, 3.58%, 1/25/2026 (a) (j)	500,000	420,101
Series 2021-KHG3, Class BFX, 2.40%, 9/25/2028 (a) (j)	1,000,000	835,317
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (j)	200,000	192,645
Series 2015-K45, Class B, 3.61%, 4/25/2048 (a) (j)	199,293	191,542
Series 2015-K48, Class B, 3.65%, 8/25/2048 (a) (j)	200,000	192,310
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (j)	200,000	191,831
Series 2015-K51, Class B, 3.95%, 10/25/2048 (a) (j)	381,860	367,904
Series 2016-K52, Class B, 3.93%, 1/25/2049 (a) (j)	250,000	239,964
Series 2016-K53, Class C, 4.02%, 3/25/2049 (a) (j)	70,000	66,791
Series 2016-K57, Class B, 3.92%, 8/25/2049 (a) (j)	1,000,000	953,260
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (j)	300,000	288,794
Series 2018-K80, Class B, 4.23%, 8/25/2050 (a) (j)	1,000,000	943,588
Series 2019-K88, Class C, 4.38%, 2/25/2052 (a) (j)	1,975,000	1,829,943
FRR Re-REMIC Trust Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	612,660	513,184
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,600,856
JPMCC Re-REMIC Trust Series 2015-FRR2, Class AK39, 2.72%, 8/27/2047 (a) (j)	944,000	873,298
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.77%, 4/15/2038 (a) (j)	600,000	575,874
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.39%, 10/25/2049 (a) (j)	2,518,655	2,395,208

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2020-01, Class M7, 7.09%, 3/25/2050 (a) (j)	132,758	130,563
Series 2020-01, Class M10, 8.89%, 3/25/2050 (a) (j)	2,255,000	2,121,688
Total Commercial Mortgage-Backed Securities (Cost $47,825,844)		45,714,321
Collateralized Mortgage Obligations — 3.5%
Ajax Mortgage Loan Trust Series 2021-B, Class A, 2.24%, 6/25/2066 (a) (g)	247,725	232,291
Anchor Mortgage Trust Series 2021-1, Class A2, 3.65%, 10/25/2026 (a) (g)	476,191	442,646
CSMC Trust
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (a) (j)	418,068	402,082
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 ‡ (a) (g)	649,911	620,481
FHLMC, REMIC
Series 2708, Class ZD, 5.50%, 11/15/2033	78,696	79,800
Series 4302, Class PA, 4.00%, 12/15/2043	59,452	56,838
Series 4281, Class BC, 4.50%, 12/15/2043 (j)	87,753	86,967
Series 5141, Class AH, 2.25%, 11/25/2047	1,374,164	1,222,505
Series 5028, Class JG, 1.50%, 8/25/2050	3,109,325	2,466,520
FNMA, REMIC
Series 2003-7, Class FA, 5.89%, 2/25/2033 (j)	77,965	78,577
Series 2013-108, Class GU, 3.00%, 10/25/2033	425,011	401,382
Series 2005-110, Class TY, 5.50%, 12/25/2035	48,340	49,192
Series 2007-89, Class F, 5.72%, 9/25/2037 (j)	89,368	88,872
Series 2011-112, Class PB, 4.00%, 11/25/2041	112,795	107,627
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	954,869
Series 2021-14, Class CB, 1.00%, 11/25/2049	4,030,879	3,127,045
GNMA
Series 2012-61, Class FM, 5.51%, 5/16/2042 (j)	363,938	359,602
Series 2020-165, Class UD, 1.50%, 11/20/2050	750,564	610,765
Series 2010-H24, Class FA, 5.21%, 10/20/2060 (j)	54,035	53,608
Series 2014-H03, Class FA, 5.46%, 1/20/2064 (j)	29,228	29,084
Series 2015-H05, Class FC, 5.34%, 2/20/2065 (j)	241,515	238,522
Series 2021-H14, Class CF, 6.33%, 9/20/2071 (j)	2,886,412	2,922,119
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (j)	3,090,078	2,774,985
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.47%, 10/25/2034 (a) (j)	750,000	754,790
Indenparkaprtn, 4.09%, 7/1/2033 (i)	2,500,000	2,468,359
LHOME Mortgage Trust
Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (j)	174,099	170,787
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (g)	1,320,000	1,319,530
PMT Credit Risk Transfer Trust Series 2021-1R, Class A, 8.06%, 2/27/2024 (a) (j)	2,459,788	2,403,107
PRPM LLC Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (j)	140,732	133,238
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.72%, 9/25/2032 (a) (j)	400,000	424,198
RCO VI Mortgage LLC Series 2022-1, Class A1, 3.00%, 1/25/2027 (a) (g)	378,017	355,658
Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	397,364	367,216
Series 2018-1, Class M60C, 3.50%, 5/25/2057	145,521	137,244
Series 2018-3, Class MA, 3.50%, 8/25/2057 (j)	58,463	55,424
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (j)	271,789	258,415
Series 2018-2, Class MT, 3.50%, 11/25/2057	595,677	538,373
Series 2018-2, Class M55D, 4.00%, 11/25/2057	297,479	282,919
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,955,699	2,795,180

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
Series 2019-2, Class MA, 3.50%, 8/25/2058	1,531,528	1,444,937
Series 2020-1, Class MA, 2.50%, 8/25/2059	757,779	691,528
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	482,754	434,239
Series 2020-3, Class TTW, 3.00%, 5/25/2060	467,537	434,420
Series 2021-1, Class BXS, 11.83%, 9/25/2060 (a) (j)	149,425	105,860
Series 2022-1, Class MTU, 3.25%, 11/25/2061	493,143	435,612
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	702,070
Two Harbors Msr Frn, 7.55%, 4/15/2024 ‡	1,500,000	1,500,000
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (j)	800,000	732,480
Total Collateralized Mortgage Obligations (Cost $37,063,154)		36,351,963
U.S. Government Agency Securities — 0.1%
Resolution Funding Corp. STRIPS DN, 4.35%, 4/15/2030 (k) (Cost $1,631,085)	2,195,000	1,664,255
Municipal Bonds — 0.0% (l) ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	25,000	23,714
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	47,233
Total Municipal Bonds (Cost $77,772)		70,947
	SHARES
Common Stocks — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Chesapeake Energy Corp.	185	13,921
EP Energy Corp. ‡ *	275	2,063
		15,984
Professional Services — 0.0% ^
NMG, Inc. ‡ *	1	131
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	7,020
Total Common Stocks (Cost $10,146)		23,135
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	2,330
	NO. OF WARRANTS
Warrants — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD ‡ *	16	120

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	NO. OF WARRANTS	VALUE($)
Warrants — continued
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ *	78	1,755
Total Warrants (Cost $1)		1,875
	NO. OF RIGHTS
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $1 )	56	1
	SHARES
Short-Term Investments — 11.8%
Investment Companies — 11.8%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (m) (n) (Cost $122,960,830)	122,960,830	122,960,830
Total Investments — 99.9% (Cost $1,076,605,389)		1,042,398,075
Other Assets Less Liabilities — 0.1%		527,503
NET ASSETS — 100.0%		1,042,925,578

Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $633,717 or 0.06% of the Fund’s net
assets as of May 31, 2023.

(e)	Security is an interest bearing note with preferred security characteristics.
(f)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(g)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(h)	Defaulted security.
(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(k)	The rate shown is the effective yield as of May 31, 2023.
(l)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2023.
Futures contracts outstanding as of May 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	624	09/20/2023	USD	71,418,750	206,099
U.S. Treasury 10 Year Ultra Note	3	09/20/2023	USD	361,453	1,869
U.S. Treasury Long Bond	250	09/20/2023	USD	32,117,188	331,355
U.S. Treasury Ultra Bond	188	09/20/2023	USD	25,785,375	493,244
U.S. Treasury 2 Year Note	484	09/29/2023	USD	99,609,469	(69,553)
U.S. Treasury 5 Year Note	63	09/29/2023	USD	6,870,445	18,676
					981,690
Short Contracts
U.S. Treasury 10 Year Note	(2)	09/20/2023	USD	(228,906)	(707)
U.S. Treasury 10 Year Ultra Note	(258)	09/20/2023	USD	(31,084,969)	(125,557)
U.S. Treasury 5 Year Note	(1)	09/29/2023	USD	(109,055)	(2)
					(126,266)
					855,424

Abbreviations
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Forward foreign currency exchange contracts outstanding as of May 31, 2023:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
JPY	74,749,447	USD	536,077	Royal Bank of Canada	6/15/2023	1,519
Total unrealized appreciation						1,519
JPY	274,352,687	USD	2,056,240	Citibank, NA	6/15/2023	(83,104)
Total unrealized depreciation						(83,104)
Net unrealized depreciation						(81,585)

Abbreviations
JPY	Japanese Yen
USD	United States Dollar
Over-the-Counter ("OTC") Credit default swap contracts outstanding — buy protection (*) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD2,300,000	19,431	(27,325)	(7,894)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD3,000,000	22,629	(32,926)	(10,297)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD2,900,000	10,312	(20,265)	(9,953)
Bank of America Corp., 3.50%, 4/19/2026	1.00	Quarterly	Morgan Stanley	6/20/2028	0.97	USD210,000	2,237	(2,957)	(720)
							54,609	(83,473)	(28,864)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
USD	United States Dollar
Centrally Cleared Credit default swap contracts outstanding — sell protection(**) as of May 31, 2023:

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.IG.38-V1	1.00	Quarterly	6/20/2027	0.65	USD11,000,000	(4,664)	167,962	163,298
CDX.NA.IG.39-V1	1.00	Quarterly	12/20/2027	0.73	USD7,250,000	75,955	20,058	96,013
						71,291	188,020	259,311

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(**)
The Fund, as a seller of credit protection, receives periodic payments and may also receive or pay an upfront premium from or to the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract.Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar
Summary of total OTC swap contracts outstanding as of May 31, 2023:

	NET UPFRONT PAYMENTS (RECEIPTS) ($)	VALUE ($)
Liabilities
OTC Credit default swap contracts outstanding - buy protection	54,609	(28,864)

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAVs per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$163,956,419	$15,802,772	$179,759,191
Collateralized Mortgage Obligations	—	33,499,002	2,852,961	36,351,963
Commercial Mortgage-Backed Securities	—	45,558,223	156,098	45,714,321
Common Stocks
Oil, Gas & Consumable Fuels	13,921	—	2,063	15,984
Professional Services	—	—	131	131
Wireless Telecommunication Services	—	—	7,020	7,020
Total Common Stocks	13,921	—	9,214	23,135
Corporate Bonds
Aerospace & Defense	—	4,838,307	—	4,838,307
Automobile Components	—	3,319,946	—	3,319,946
Automobiles	—	1,698,529	—	1,698,529
Banks	—	52,340,147	—	52,340,147
Beverages	—	2,013,995	—	2,013,995
Biotechnology	—	6,109,971	—	6,109,971
Broadline Retail	—	2,200,003	—	2,200,003
Building Products	—	3,088,820	—	3,088,820
Capital Markets	—	17,923,082	—	17,923,082
Chemicals	—	3,821,116	—	3,821,116
Commercial Services & Supplies	—	3,448,962	—	3,448,962
Communications Equipment	—	541,899	—	541,899
Construction & Engineering	—	1,150,996	—	1,150,996
Construction Materials	—	57,209	—	57,209
Consumer Finance	—	8,698,116	—	8,698,116
Consumer Staples Distribution & Retail	—	2,629,908	—	2,629,908
Containers & Packaging	—	3,550,239	—	3,550,239
Distributors	—	465,824	—	465,824
Diversified Consumer Services	—	399,351	—	399,351
Diversified REITs	—	500,390	—	500,390
Diversified Telecommunication Services	—	9,079,458	3	9,079,461
Electric Utilities	—	22,797,165	—	22,797,165
Electrical Equipment	—	770,627	—	770,627
Electronic Equipment, Instruments & Components	—	566,364	—	566,364
Energy Equipment & Services	—	1,371,887	—	1,371,887
Entertainment	—	7,951,992	—	7,951,992
Financial Services	—	3,083,911	—	3,083,911
Food Products	—	2,629,924	—	2,629,924
Gas Utilities	—	2,187,358	—	2,187,358
Ground Transportation	—	3,881,023	—	3,881,023

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Equipment & Supplies	$—	$2,535,952	$—	$2,535,952
Health Care Providers & Services	—	13,428,571	—	13,428,571
Health Care REITs	—	218,805	—	218,805
Health Care Technology	—	192,333	—	192,333
Hotel & Resort REITs	—	361,315	—	361,315
Hotels, Restaurants & Leisure	—	8,522,009	—	8,522,009
Household Durables	—	1,032,817	—	1,032,817
Household Products	—	1,269,858	—	1,269,858
Independent Power and Renewable Electricity Producers	—	1,069,678	—	1,069,678
Industrial REITs	—	462,655	—	462,655
Insurance	—	2,929,391	—	2,929,391
Interactive Media & Services	—	1,213,394	—	1,213,394
IT Services	—	516,124	—	516,124
Leisure Products	—	141,233	—	141,233
Life Sciences Tools & Services	—	279,474	—	279,474
Machinery	—	2,143,581	—	2,143,581
Media	—	14,487,284	—	14,487,284
Metals & Mining	—	5,100,734	—	5,100,734
Mortgage Real Estate Investment Trusts (REITs)	—	965,884	—	965,884
Multi-Utilities	—	2,291,795	—	2,291,795
Office REITs	—	148,510	—	148,510
Oil, Gas & Consumable Fuels	—	25,318,317	—	25,318,317
Passenger Airlines	—	1,947,299	—	1,947,299
Personal Care Products	—	2,872,029	—	2,872,029
Pharmaceuticals	—	9,374,496	—	9,374,496
Real Estate Management & Development	—	134,778	—	134,778
Residential REITs	—	342,124	—	342,124
Retail REITs	—	353,756	—	353,756
Semiconductors & Semiconductor Equipment	—	5,833,232	—	5,833,232
Software	—	3,804,937	—	3,804,937
Specialized REITs	—	1,587,359	—	1,587,359
Specialty Retail	—	6,413,396	—	6,413,396
Technology Hardware, Storage & Peripherals	—	3,815,457	—	3,815,457
Textiles, Apparel & Luxury Goods	—	218,719	—	218,719
Tobacco	—	4,789,102	—	4,789,102
Trading Companies & Distributors	—	2,945,823	—	2,945,823
Transportation Infrastructure	—	173,863	—	173,863
Wireless Telecommunication Services	—	5,158,039	—	5,158,039
Total Corporate Bonds	—	307,510,642	3	307,510,645
Mortgage-Backed Securities	—	177,266,957	3,004,016	180,270,973
Municipal Bonds	—	70,947	—	70,947
Preferred Stocks	—	—	2,330	2,330
Rights	—	—	1	1
U.S. Government Agency Securities	—	1,664,255	—	1,664,255
U.S. Treasury Obligations	—	168,067,609	—	168,067,609
Warrants	—	—	1,875	1,875

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investments
Investment Companies	$122,960,830	$—	$—	$122,960,830
Total Investments in Securities	$122,974,751	$897,594,054	$21,829,270	$1,042,398,075
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$1,519	$—	$1,519
Futures Contracts	1,051,243	—	—	1,051,243
Swaps	—	188,020	—	188,020
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(83,104)	—	(83,104)
Futures Contracts	(195,819)	—	—	(195,819)
Swaps	—	(83,473)	—	(83,473)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$855,424	$22,962	$—	$878,386
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$2,208,139	$185	$93,186	$7,379	$11,852,481	$(452,837)	$1,318,414	$—	$775,825	$15,802,772
Collateralized Mortgage Obligations	3,547,824	—	8,157	—	1,500,001	(101,359)	—	(1,325,837)	(775,825)	2,852,961
Commercial Mortgage-Backed Securities	825,407	—	8,413	(363)	2,713	(680,072)	—	—	—	156,098
Common Stocks	8,693	275	520	—	—	(274)	—	—	—	9,214
Corporate Bonds	3	—	—	—	—	—	—	—	—	3
Mortgage-Backed Securities	—	—	(5,359)	—	3,009,375	—	—	—	—	3,004,016
Preferred Stocks	2,567	—	(237)	—	—	—	—	—	—	2,330
Rights	1	—	—	—	—	—	—	—	—	1
Warrants	2,460	—	(585)	—	—	—	—	—	—	1,875
Total	$6,595,094	$460	$104,095	$7,016	$16,364,570	$(1,234,542)	$1,318,414	$(1,325,837)	$—	$21,829,270

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at February 28, 2023, which were valued using significant unobservable inputs (level 3) amounted to $104,162.
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Signifi

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
cant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)(a)
	$7,807,603	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (8.89%)
			Constant Default Rate	0.00% - 1.00% (0.05%)
			Yield (Discount Rate of Cash Flows)	5.77% - 11.99% (8.61%)

Asset-Backed Securities	7,807,603
	1,352,961	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 8.00% (3.67%)
			Yield (Discount Rate of Cash Flows)	7.98% - 15.68% (12.15%)

Collateralized Mortgage Obligations	1,352,961
	1	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Rights	1
Total	$9,160,565

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At May 31, 2023, the value of these investments was $12,668,705. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.06% (a) (b)	$111,022,635	$174,115,966	$162,177,771	$—	$—	$122,960,830	122,960,830	$1,487,756	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (3) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.
(3). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.